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                                   UAM FUNDS
                          IRC ENHANCED INDEXPORTFOLIO

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OFFICERS AND TRUSTEES

Norton H. Reamer   Peter M. Whitman, Jr.
Trustee, President and Chairman
                   Trustee


                   William H. Park
John T. Bennett, Jr.
Trustee            Vice President


Nancy J. Dunn      Michael E. DeFao
Trustee            Secretary


Philip D. English  Karl O. Hartmann
Trustee            Assistant Secretary


William A. Humenuk Gary L. French
Trustee            Treasurer


                   Robert R. Flaherty
Charles H. Salisbury, Jr.
                   Assistant Treasurer
Trustee and Executive

Vice President
                   Gordon M. Shone

                   Assistant Treasurer

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INVESTMENT ADVISER
 Investment Research Company
 16236 San Dieguito Road
 Suite 2-20
 Rancho Santa Fe, CA 92067

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ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110

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CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245

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LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103

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INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

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DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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                             [LOGO OF UAM Funds]

                          IRC ENHANCED INDEXPORTFOLIO

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                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1997

Dear Shareholders:

The IRC Enhanced Index Portfolio (the "Portfolio") managed by Investment Research Company ("IRC") returned 12.46% for the six-month period ended October 31, 1997 relative to a return of 15.16% for the S&P 500 Index. Beginning in May, the previously persistent dominance of large cap growth stocks in the market was broken, with the S&P MidCap 400 out-performing the S&P 500 by 2.65%. This reversal of relative fortunes for the mid-cap sector of the market continued beyond May, with the S&P MidCap 400 rising 24.1% for the six months ended October 31, 1997, beating the S&P 500 by nearly 9%. There was a similar reversal of the dominance of growth stocks during this period, with the S&P/BARRA Growth index rising 14.3% relative to the stronger 16.0% increase in the S&P/BARRA Value index.

While the Portfolio reflects the weighted average capitalization and industry composition of the S&P 500 Index benchmark, its median market capitalization level is higher than that of the S&P 500, primarily as a result of the lower level of assets under management. IRC's investment strategy favors companies with higher dividends and lower price/earnings; i.e., there is a value bias to the stock selection. While benefiting over this period from its value orientation, the Portfolio's relative underperformance can be attributed to the relatively greater significance of the performance-lagging larger cap holdings in the Portfolio's composition and to the under-representation in the better performing relatively smaller cap issues within the S&P 500. IRC continues to invest in companies with solid fundamentals and relatively low volatility which we believe represent the best opportunity for long term value added.

OVERVIEW OF ECONOMIC AND MARKET CONDITIONS

The market during the first half of the six-month period ended October 31, 1997 accelerated along its growth path, with the S&P 500 rising 19.7%. The unexpected continued strength of the economy and corporate profits contributed greatly as did the Federal Reserve Board's decision not to stand in the market's way, given that signs of growth-inspired inflation were mixed at best. And investor concerns that the Fed might engage in a series of preemptive interest rate hikes this year moderated, as evidenced by the resumed influx of money into investment portfolios. The second half of this period, however, saw the market sell off, as the S&P 500 fell 3.8%. While the continued forbearance by the Fed and positive company earnings reports served as a strong base for the market, concerns over high valuations and doubts about the continued longevity of high corporate earnings contributed to a 5.6% drop in the S&P 500 in August. The market recovered substantially in September, as many investors were again encouraged by the concurrence of low inflation, good corporate earnings reports, steady economic growth and a Federal Reserve willing to leave well enough alone. However, the S&P 500 dropped 3.3% in October in reaction to falling international markets and renewed nervousness about future corporate earnings.

INVESTMENT STRATEGIES AND TECHNIQUES APPLIED BY IRC DURING THE PERIOD

IRC's entire investment process is based on proprietary research and years of hands on portfolio management by the firm's investment committee. Our approach to valuation and portfolio management centers around diversified positions in stable, fundamentally attractive securities. Since IRC makes no forecasts of market or economic sector returns, market and sector timing are not used. Portfolios are kept as fully invested as practicable and the economic sector weights of all portfolios closely reflect the weights of the benchmark index. While IRC's value added is independent of market direction, our performance will be strongest when investors link securities' prices to underlying fundamentals.

VALUATION

IRC adds value through systematically constructed positions in companies that are fundamentally attractive on a risk-adjusted basis. Companies must pass sector specific filters for earnings and dividends. All candidate securities must then pass through a volatility/momentum screen where the capitalization weighted geometric return to the fundamentally attractive stocks is maximized. This volatility/momentum screen ensures that we are identifying companies with a stable or improving price pattern, eliminating "value traps" which are companies that might appear to be fundamentally attractive because their prices are falling faster than their earnings or dividends.

Research performed at IRC in 1996 led to some modifications in our valuation process. Originally, our valuation screens were applied uniformly across all segments of the market. Based on observations of varying treatment of earnings and dividends across various market sectors, filters were adjusted to reflect market preferences in some sectors. For example, companies in the electronics sector are no longer excluded as buy candidates if their dividend payout is below average. However, these firms must have a P/E ratio which is below average for electronics firms.

PORTFOLIO MANAGEMENT

All acceptable candidates across economic sectors form the new investable universe used in the portfolio rebalance. This rebalance typically occurs on a 90 day cycle and the oldest one-third of each client's portfolio is re-examined. This process, which is known as time diversification, helps us to focus our buy and sell decisions on longer term fundamental attractiveness. By segregating the holdings we minimize noise transactions caused by short term price behavior, a prevalent problem which adversely affects quantitative portfolio managers. Finally, IRC evaluates the aggregate portfolio to ensure that it offers appropriate market capitalization, tracking error, and other supplemental factors. Trading is performed on a best execution basis. We make extensive use of electronic crossing networks and typically maintain a per share trade cost below 2.5 cents per share.

CURRENT OUTLOOK

IRC does not attempt to overlay its quantitative stock selection models with any type of predicted economic outlook. However, due to very high stock prices relative to historical measures of value, IRC's models have positioned the Portfolio with a distinct value bias. An integral component of IRC's strategy is to control the risk of significant under-performance in the event of a market downturn.

INVESTMENT RESEARCH COMPANY

                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please note that one cannot invest in an unmanaged index.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1997 (Unaudited)

                                                               SHARES  VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS (97.2%)
-------------------------------------------------------------------------------
BASIC INDUSTRIES (0.4%)
 USX-U.S. Steel Group, Inc. ..................................   300  $  10,200
-------------------------------------------------------------------------------
CAPITAL GOODS (4.3%)
 Brunswick Corp. .............................................   400     13,500
 Caterpillar Inc. ............................................ 1,000     51,250
 Deere & Co. .................................................   700     36,838
                                                                      ---------
                                                                        101,588
-------------------------------------------------------------------------------
COMMUNICATIONS (7.8%)
 Ameritech Corp. .............................................   600     39,000
 Bell Atlantic Corp. .........................................   100      7,987
 BellSouth Corp. .............................................   300     14,194
 GTE Corp. ...................................................   200      8,488
 McGraw-Hill Cos., Inc. ......................................   600     39,225
 SBC Communications, Inc. ....................................   200     12,725
 Sprint Corp. ................................................   200     10,400
 US West Communications Group................................. 1,300     51,756
                                                                      ---------
                                                                        183,775
-------------------------------------------------------------------------------
COMPUTERS & OFFICE EQUIPMENT (7.7%)
 *Compaq Computer Corp........................................   400     25,500
 Hewlett-Packard Co. .........................................   600     37,012
 International Business Machines Corp.........................   800     78,450
 Pitney Bowes, Inc............................................   300     23,794
 *Seagate Technology, Inc.....................................   100      2,713
 *Sun Microsystems, Inc.......................................   400     13,675
                                                                      ---------
                                                                        181,144
-------------------------------------------------------------------------------
CONSTRUCTION (0.8%)
 Masco Corp...................................................   200      8,775
 Weyerhaeuser Co..............................................   200      9,550
                                                                      ---------
                                                                         18,325
-------------------------------------------------------------------------------
CONSUMER DURABLES (2.8%)
 Chrysler Corp................................................   200      7,050
 Ford Motor Co................................................   900     39,319
 General Motors Corp..........................................   300     19,256
                                                                      ---------
                                                                         65,625
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                               SHARES  VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
CONSUMER FOODS (7.8%)
 Anheuser-Busch Cos., Inc. ...................................   500  $  19,969
 Brown-Forman Corp., Class B..................................   500     24,594
 CPC International, Inc. .....................................   200     19,800
 Fortune Brands, Inc. ........................................   600     19,837
 Philip Morris Cos., Inc. .................................... 1,700     67,362
 Sara Lee Corp. ..............................................   600     30,675
                                                                      ---------
                                                                        182,237
-------------------------------------------------------------------------------
CONSUMER NON-DURABLES (6.2%)
 Avon Products, Inc...........................................   300     19,650
 Bemis Co., Inc...............................................   300     11,437
 Clorox Co....................................................   200     14,000
 Colgate-Palmolive Co.........................................   100      6,475
 International Paper Co. .....................................   200      9,000
 Kimberly-Clark Corp. ........................................   300     15,581
 Minnesota Mining & Manufacturing Co. ........................   400     36,600
 VF Corp......................................................   100      8,938
 Xerox Corp. .................................................   300     23,794
                                                                      ---------
                                                                        145,475
-------------------------------------------------------------------------------
DEPOSITORY INSTITUTIONS (8.4%)
 BankAmerica Corp.............................................   600     42,900
 Bank of New York Co., Inc....................................   500     23,531
 Citicorp.....................................................   100     12,506
 First Chicago NBD Corp. .....................................   400     29,100
 First Union Corp.............................................   200      9,813
 National City Corp. .........................................   200     11,950
 NationsBank Corp.............................................   700     41,913
 Norwest Corp.................................................   600     19,237
 PNC Bank Corp................................................   100      4,750
                                                                      ---------
                                                                        195,700
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                               SHARES  VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
ELECTRONICS (8.4%)
 General Electric Co..........................................   400  $  25,825
 Intel Corp................................................... 1,100     84,700
 Lucent Technologies, Inc.....................................   688     56,717
 Motorola, Inc................................................   200     12,350
 Northern Telecom Ltd.........................................   200     17,938
                                                                      ---------
                                                                        197,530
-------------------------------------------------------------------------------
FABRICATED PRODUCTS (4.6%)
 Dow Chemical Co..............................................   400     36,300
 Du Pont (E.I.) de Nemours & Co. .............................   700     39,813
 Eastman Chemical Co..........................................   100      5,962
 Rohm & Haas Co. .............................................   300     24,994
                                                                      ---------
                                                                        107,069
-------------------------------------------------------------------------------
HEALTH CARE (10.1%)
 Abbott Laboratories..........................................   700     42,919
 American Home Products Corp..................................   600     44,475
 Bristol-Myers Squibb Co......................................   900     78,975
 Johnson & Johnson............................................   500     28,687
 Merck & Co., Inc. ...........................................   200     17,850
 Schering-Plough Corp.........................................   400     22,425
                                                                      ---------
                                                                        235,331
-------------------------------------------------------------------------------
MINING (0.1%)
 Freeport-McMoRan Copper & Gold, Inc., Class B................   100      2,388
-------------------------------------------------------------------------------
OIL (8.7%)
 Amoco Corp. .................................................   700     64,181
 Atlantic Richfield Co. ......................................   600     49,388
 Texaco, Inc.................................................. 1,000     56,937
 USX-Marathon Group...........................................   900     32,175
                                                                      ---------
                                                                        202,681
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                               SHARES  VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
OTHER FINANCIAL (6.8%)
 Allstate Corp. ..............................................  400   $  33,175
 CIGNA Corp...................................................  100      15,525
 Merrill Lynch & Co., Inc.....................................  500      33,812
 Morgan Stanley, Dean Witter, Discover and Co.................  295      14,455
 St. Paul Cos., Inc...........................................  100       7,994
 Travelers Group, Inc.........................................  766      53,620
                                                                      ---------
                                                                        158,581
-------------------------------------------------------------------------------
RETAIL SERVICES (3.8%)
 CVS Corp.....................................................  200      12,263
 Dayton Hudson Corp...........................................  100       6,281
 *Kroger Co...................................................  500      16,313
 Sears, Roebuck and Co........................................  700      29,313
 Wal-Mart Stores, Inc.........................................  700      24,587
                                                                      ---------
                                                                         88,757
-------------------------------------------------------------------------------
SERVICES (3.9%)
 Crane Co.....................................................  450      18,703
 Genuine Parts Co.............................................  300       9,394
 McDonald's Corp. ............................................  800      35,850
 Safety-Kleen Corp............................................  500      11,062
 W.W. Grainger Inc............................................  200      17,487
                                                                      ---------
                                                                         92,496
-------------------------------------------------------------------------------
TRANSPORTATION (2.2%)
 CSX Corp.....................................................  400      21,875
 Norfolk Southern Corp........................................  900      28,912
                                                                      ---------
                                                                         50,787
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                              SHARES   VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
UTILITIES (2.4%)
 Consolidated Edison Co. of New York, Inc....................  500   $   17,125
 Ohio Edison Co..............................................  700       17,325
 Public Service Enterprise Group, Inc. ......................  800       20,750
                                                                     ----------
                                                                         55,200
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.2%) (COST $2,189,063)(a)...............         2,274,889
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (2.8%)....................            66,287
-------------------------------------------------------------------------------
NET ASSETS (100%)............................................        $2,341,176
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+  See Note A to Financial Statements.
*  Non-Income Producing Security
(a) The cost for federal income tax purposes was $2,189,063. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $85,826. This consisted of aggregate gross unrealized appreciation for all securities of $171,393 and aggregate gross unrealized depreciation for all securities of $85,567.

   The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost.............................................. $2,189,063
                                                                    ==========
 Investments, at Value............................................. $2,274,889
 Cash..............................................................     64,321
 Receivable for Portfolio Shares Sold..............................     11,114
 Dividends Receivable..............................................      4,738
 Receivable from Investment Advisor--Note B........................      7,995
 Other Assets......................................................        177
-------------------------------------------------------------------------------
  Total Assets.....................................................  2,363,234
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Administrative Fees--Note C...........................      6,786
 Payable for Trustees' Fees--Note G................................        581
 Other Liabilities.................................................     14,691
-------------------------------------------------------------------------------
  Total Liabilities................................................     22,058
-------------------------------------------------------------------------------
NET ASSETS......................................................... $2,341,176
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital................................................... $  292,579
 Undistributed Net Investment Loss.................................    (15,488)
 Accumulated Net Realized Gain.....................................  1,978,259
 Unrealized Appreciation...........................................     85,826
-------------------------------------------------------------------------------
NET ASSETS......................................................... $2,341,176
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)...........................................................    169,503
 Net Asset Value, Offering and Redemption Price Per Share.......... $    13.81
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends................................................           $   65,112
--------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees.............................................. $ 22,639
  Less: Fees Waived.......................................  (22,639)        --
                                                           --------
 Administrative Fees--Note C..............................               38,288
 Printing Fees............................................               16,930
 Filing and Registration Fees.............................                9,460
 Audit Fees...............................................                6,108
 Account Services Fees--Note F............................                5,987
 Custodian Fees--Note D...................................                3,666
 Trustees' Fees--Note G...................................                1,225
 Other Expenses...........................................                1,937
 Fees Assumed by the Adviser--Note B......................                 (370)
--------------------------------------------------------------------------------
  Total Expenses..........................................               83,231
 Expense Offset--Note A...................................               (2,631)
--------------------------------------------------------------------------------
  Net Expenses............................................               80,600
--------------------------------------------------------------------------------
NET INVESTMENT LOSS.......................................              (15,488)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS..........................            1,238,731
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON IN-
 VESTMENTS................................................             (245,762)
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS...................................              992,969
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......           $  977,481
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED
                                                       OCTOBER 31,  YEAR ENDED
                                                          1997       APRIL 30,
                                                       (UNAUDITED)     1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Loss.................................. $   (15,488) $    (7,928)
 Net Realized Gain....................................   1,238,731      825,307
 Net Change in Unrealized Appreciation/Depreciation...    (245,762)     172,032
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Opera-
   tions..............................................     977,481      989,411
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income................................         --        (6,339)
 Net Realized Gain....................................         --       (86,034)
--------------------------------------------------------------------------------
  Total Distributions.................................         --       (92,373)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
 Issued...............................................   1,226,169    3,610,570
 In Lieu of Cash Distributions........................         --        92,115
 Redeemed.............................................  (6,023,996)  (2,370,940)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share Transac-
   tions..............................................  (4,797,827)   1,331,745
--------------------------------------------------------------------------------
 Total Increase (Decrease)............................  (3,820,346)   2,228,783
Net Assets:
 Beginning of Period..................................   6,161,522    3,932,739
--------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  loss of $15,488 and $0, respectively)............... $ 2,341,176  $ 6,161,522
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued.......................................      90,761      329,667
  In Lieu of Cash Distributions.......................         --         8,282
  Redeemed............................................    (423,035)    (217,949)
--------------------------------------------------------------------------------
                                                          (332,274)     120,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

IRC ENHANCED INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS
                                            ENDED        YEAR     JANUARY 23,
                                         OCTOBER 31,     ENDED     1996* TO
                                            1997       APRIL 30,   APRIL 30,
                                         (UNAUDITED)     1997        1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $ 12.28      $ 10.30     $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)...........     (0.09)       (0.01)       0.02
 Net Realized and Unrealized Gain on In-
  vestments.............................      1.62         2.20        0.30
-------------------------------------------------------------------------------
  Total from Investment Operations......      1.53         2.19        0.32
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income..................       --         (0.02)      (0.02)
 Net Realized Gain......................       --         (0.19)        --
-------------------------------------------------------------------------------
  Total Distributions...................       --         (0.21)      (0.02)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........   $ 13.81      $ 12.28     $ 10.30
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+...........................     12.46%***    21.48%       3.20%***
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (Thousands)..   $ 2,341      $ 6,162     $ 3,933
 Ratio of Expenses to Average Net As-
  sets..................................      2.58%**      2.56%       2.52%**
 Ratio of Net Investment Income (Loss)
  to Average Net Assets.................     (0.48)%**    (0.16)%      0.67%**
 Portfolio Turnover Rate................        83%         117%         31%
 Average Commission Rate................   $0.0250      $0.0227     $0.0205
-------------------------------------------------------------------------------
 Voluntarily Waived Fees and Expenses
  Assumed by the Adviser Per Share......   $  0.14      $  0.03     $  0.03
 Ratio of Expenses to Average Net Assets
  Including Expense Offsets.............      2.50%**      2.50%       2.50%**
-------------------------------------------------------------------------------

  * Commencement of Operations
 ** Annualized
*** Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

    The accompanying notes are an integral part of the financial statements.

                         IRC ENHANCED INDEX PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The IRC Enhanced Index Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the IRC Enhanced Index Portfolio is to provide a total return exceeding that of the S&P 500 Index.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  4. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Investment Research Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a monthly fee calculated at an annual rate of 0.70% of average

                         IRC ENHANCED INDEX PORTFOLIO
daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the six months ended October 31, 1997, $36,995 was paid to CGFSC for its services.

D. CUSTODIAN: The Chase Manhattan Bank ("the Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. ACCOUNT SERVICES: The UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

                         IRC ENHANCED INDEX PORTFOLIO

H. PURCHASES AND SALES: For the six months ended October 31, 1997, the Portfolio made purchases of $4,865,403 and sales of $9,192,021 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At October 31, 1997, 96.8% of total shares outstanding were held by 3 record shareholders owning more than 10% of the aggregate total shares outstanding.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                       BHM&S TOTAL RETURN BOND PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer                                        Peter M. Whitman, Jr.
Trustee, President                                      Trustee
and Chairman
                                                        William H. Park
John T. Bennett, Jr.                                    Vice President
Trustee
                                                        Michael E. DeFao
Nancy J. Dunn                                           Secretary
Trustee
                                                        Karl O. Hartmann
Philip D. English                                       Assistant Secretary
Trustee
                                                        Gary L. French
William A. Humenuk                                      Treasurer
Trustee
                                                        Robert R. Flaherty
Charles H. Salisbury, Jr.                               Assistant Treasurer
Trustee and Executive
Vice President                                          Gordon M. Shone
                                                        Assistant Treasurer
-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Barrow, Hanley, Mewhinney & Strauss, Inc.
 3232 McKinney Avenue, 15th Floor
 Dallas, TX 75204
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------

                       [LOGO OF UAM FUNDS APPEARS HERE]

                                  BHM&S TOTAL
                                  RETURN BOND
                                   PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1997

Dear Shareholders:

The current fiscal year began May 1st with the long Treasury bond at 6.95% and the market concerned about the next Federal Reserve move following the March 25th 25 basis point increase in the Fed Funds rate to 5.5%. Evidence of a slower economy and surprisingly low inflation reports gradually changed market sentiment and rates began to decline. Rates moved lower through the end of July with the long Treasury bond at 6.27%. The market was jolted by a very strong employment report at the first of August and rates moved back up to 6.68%.

Gradually the market sentiment turned positive again as low inflation statistics continued to be impressive. We end October with the lowest unemployment and inflation in three decades. The Federal Government has a chance to run a balanced budget in fiscal 1998 and our currency proves its worth as all market participants watch the Asian currency turmoil. Rates end October with the long Treasury bond at 6.15%, but shorter term rates have declined less as the Federal Reserve remains on inflation watch until the economy slows. The following table reviews Treasury rates from short term to the long bond.

                            TREASURY INTEREST RATES

            TREASURY          4/30/97           10/31/97            CHANGE
            --------          -------           --------            ------
            3 Month            5.24               5.19              -0.05
            6 Month            5.52               5.31              -0.21
            2 Year             6.27               5.61              -0.66
            3 Year             6.40               5.68              -0.72
            5 Year             6.57               5.72              -0.85
            10 Year            6.71               5.83              -0.88
            30 Year            6.95               6.15              -0.80

            Source: Bloomberg

The consensus economic outlook appears to be changing with growth rates being revised down due to "Asian Flu," although concerns remain about a gradual uptick in wage/inflation pressures. Long rates have declined in reaction to slower growth forecasts, foreign money flows into the U.S. dollar, and even asset allocation flows out of stocks into bonds. Shorter term rates are hostage to the Federal Reserve's actions which are on hold at the moment.

This market environment of sharply declining rates will not favor our investment style although absolute bond returns have improved. We are a "bottom-up value manager" focused not on market timing but on security and sector selection. This process seeks to produce a yield in the portfolio higher than the market benchmark with returns that are less volatile. Our focus on the so-called "spread sectors"--investment grade corporates, mortgages, and asset-backed securities offers higher return potential, but the recent market volatility has caused Treasury bonds to outperform over the past month. We continue to believe that yield over time, not market timing, creates wealth. At October 31, 1997, the 30 day SEC yield for the Institutional Class Shares was 6.12% and the 30 day SEC yield for the Institutional Service Class Shares was 5.87%.

Current Portfolio characteristics are as follows:

                                  10/31/97
                                    BHM&S   10/31/97
                                    TOTAL    LEHMAN
                                   RETURN   AGGREGATE
                                    BOND      BOND
                                  PORTFOLIO   INDEX
                                  --------- ---------
        Superior Returns
        Below Average Volatility
          Yield to Maturity         6.4%      6.3%
          Current Yield             7.0%      6.8%
          Quality                    AA+       AAA
          Average Maturity        7.5 Yrs.  8.7 Yrs.
          Modified Duration       4.9 Yrs.  5.1 Yrs.
        Sectors*
          U.S. Treasury/Agency      30.8%     50.0%
          Mortgage-Backed           23.3%     29.8%
          Asset-Backed              4.9%      0.9%
          Industrial                17.3%     6.9%
          Utility                   0.4%      3.1%
          Finance                   21.1%     5.3%
          Yankee                    0.0%      4.0%
          Cash                      2.2%       N/A

           * Sector percentages are based on net assets.

BHM&S TOTAL RETURN BOND PORTFOLIO INVESTMENT STRATEGIES

 . CORPORATES: While yield spreads of investment grade corporate issues versus
  Treasuries have widened, the solid credit fundamentals which support outperformance of the sector persist. Favorable economic conditions of growth with modest inflation have supported corporate earnings. The dollar value of upgrades continues at twice the pace of downgrades. Over the fiscal year to date the following names have been upgraded or watch listed for upgrade: Southern California Edison A2 to A1 (6/13/97); Halliburton A2/A watch up (6/11/97); NationsBank A1/A watch up. U.S. West was placed on watchlist with negative implications due to corporate restructuring of its cable business; however, a positive development has been Microsoft's new investment position and expressed interest in the U.S. West cable operations. Our selection decisions continue to focus on companies we believe offer the strongest prospects for material credit improvement.

 . MORTGAGES: Interest rate volatility rekindled investor fear of prepayments causing mortgages to underperform comparable duration Treasuries. The psychologically important 6% yield level on the ten-year Treasury created minor selling pressures and wider spreads. The prospects of a resurgence in refinancing activity could further add to spread risk, though seasonal factors favor a slowing in the pace of housing activity. We have been underweighted in the sector, but are considering the current higher than average yield spreads attractive. We will be a buyer of this sector if yield spreads move out to their widest levels of the past 12 months.

 . ASSET-BACKED SECURITIES: Record new issue supply and other technical conditions created marginal spread widening in this sector. Over the trailing 12 months this sector has outperformed similar duration Treasuries. Investor attention is now squarely centered on the anticipation of a new class of asset-backed securities resulting from the electric utility industry's "stranded asset" securitization. New legislative action is establishing a statutory framework for utilities to issue an estimated $50 billion in bonds backed by "transition charges" which will enable the companies to more rapidly recover their investments in expensive nuclear plants.

 . TREASURY YIELD CURVE: Our strategy continues to favor those issues with the most attractive "roll-down" maturity which concentrate in 2000-01, 2004-05, and 2015-19. The yield curve has flattened by 14 basis points as measured by the two-thirty year differential of +54 basis points. If this flattening of the yield curve continues, it will favor a more bulleted maturity structure concentrating in 7-9 year maturities.

INVESTMENT PERFORMANCE

The Portfolio has two separate classes of shares, Institutional Class Shares ("Institutional Shares") and Institutional Service Class Shares ("Service Shares"). For the six months ended October 31, 1997, the absolute performance has improved for both classes of shares since the April 1997 Annual Report. The total return, encompassing both price change and income, for the INSTITUTIONAL SHARES WAS 6.50% and the total return for the SERVICE SHARES WAS 6.40%, compared to the Lehman Aggregate Bond Index return of 7.07%.

Since inception on November 1, 1995 through October 31, 1997 the INSTITUTIONAL SHARES ANNUALIZED TOTAL RETURN IS 6.66% and the annualized total return of the SERVICE SHARES IS 6.39%, compared to the Lehman Aggregate Bond Index return of 7.23%. The shortfall in performance for both classes of shares compared to the market index is largely explained by fund expenses that are not included in the market index's return.

We continue to work on improving the prospects for this mutual fund. Assets have grown from $17.1 million to $31.4 million since April. The NASDAQ ticker symbol for the Institutional Shares is BHMSX and for the Service Shares the ticker is BHYYX. We hope this review answers your questions regarding the portfolio's management.

                                       BARROW, HANLEY, MEWHINNEY & STRAUSS


                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------

Lehman Brothers Aggregate Bond Index--is a fixed income market value-weighted index that combines the Lehman Brothers Government Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $100 million for U.S. Government issues and $25 million for others.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please note that one cannot invest in an unmanaged index.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1997 (Unaudited)

                                                            FACE
                                                           AMOUNT     VALUE+
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (37.6%)
-------------------------------------------------------------------------------
BANKS (6.0%)
 Banc One Corp.
  7.60%, 05/01/07....................................... $  450,000 $   481,905
 Chase Manhattan Corp.
  8.625%, 05/01/02......................................    400,000     436,412
 Chemical NY Corp.
  9.75%, 06/15/99.......................................    205,000     216,886
 First Chicago Corp.
  9.875%, 08/15/00......................................    225,000     245,734
 NationsBank Corp. Senior Notes
  7.00%, 09/15/01.......................................    500,000     512,480
                                                                    -----------
                                                                      1,893,417
-------------------------------------------------------------------------------
FINANCIAL SERVICES (13.6%)
 Associates Corp. of North America,
  Series G
   8.35%, 12/09/99......................................    400,000     418,872
  Series I
   6.57%, 10/04/99......................................    200,000     202,628
 Caterpillar Financial Services, Series F
  6.32%, 09/01/00.......................................    825,000     830,156
 Chrysler Financial Corp.
  6.95%, 03/25/02.......................................    500,000     511,420
 Countrywide Home Loan, Series F
  6.38%, 10/08/02.......................................    900,000     897,570
 Ford Motor Credit Corp.
  6.375%, 09/15/99......................................    200,000     201,010
  6.80%, 04/23/01.......................................    300,000     305,106
 General Motors Acceptance Corp.
  6.15%, 09/20/99.......................................    350,000     350,620
 Travelers Property Casualty Corp.
  6.75%, 04/15/01.......................................    549,000     556,016
                                                                    -----------
                                                                      4,273,398
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                             FACE
                                                            AMOUNT     VALUE+
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIAL (12.4%)
 Atlantic Richfield Co.
  8.50%, 04/01/12........................................ $  225,000 $   261,319
  9.875%, 03/01/16.......................................    300,000     394,680
 Belo (A.H.) Corp.
  7.25%, 09/15/27........................................    340,000     344,593
 Dresser Industries, Inc.
  6.25%, 06/01/00........................................    500,000     501,390
 Halliburton Co., Series A
  6.30%, 08/05/02........................................    545,000     552,494
  7.53%, 05/12/17........................................    175,000     187,687
 May Department Stores Co.
  7.625%, 08/15/13.......................................    650,000     707,655
 Potash Corp.
  7.125%, 06/15/07.......................................    425,000     438,116
 Texaco Capital Corp.
  6.19%, 07/09/03........................................    500,000     495,651
                                                                     -----------
                                                                       3,883,585
--------------------------------------------------------------------------------
TRANSPORTATION (4.4%)
 CSX Corp.
  7.05%, 05/01/02........................................    700,000     717,500
 Federal Express Corp.
  9.65%, 06/15/12........................................    250,000     310,525
 Norfolk Southern Corp.
  7.80%, 05/15/27........................................    330,000     358,400
                                                                     -----------
                                                                       1,386,425
--------------------------------------------------------------------------------
UTILITIES (1.2%)
 Southern California Edison Co.
  8.25%, 02/01/00........................................    115,000     120,231
 U.S. West Capital Funding, Inc.
  6.85%, 01/15/02........................................    250,000     253,470
                                                                     -----------
                                                                         373,701
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES (COST $11,579,369).........             11,810,526
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                             FACE
                                                            AMOUNT     VALUE+
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (29.9%)
--------------------------------------------------------------------------------
U.S. TREASURY BONDS (11.7%)
  7.00%, 07/15/06........................................ $  410,000 $   439,176
  10.375%, 11/15/12......................................  1,645,000   2,172,946
  8.75%, 05/15/17........................................    640,000     823,200
  8.125%, 08/15/19.......................................    205,000     251,061
                                                                     -----------
                                                                       3,686,383
--------------------------------------------------------------------------------
U.S. TREASURY NOTES (18.2%)
  7.125%, 09/30/99.......................................  3,385,000   3,474,398
  7.75%, 02/15/01........................................  1,170,000   1,239,837
  6.75%, 08/15/26........................................    645,000     693,175
  6.625%, 02/15/27.......................................    275,000     291,585
                                                                     -----------
                                                                       5,698,995
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES (COST $9,189,769).......              9,385,378
--------------------------------------------------------------------------------
AGENCY SECURITIES (22.6%)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (9.1%)
 Gold Pool #C00436
  7.50%, 12/01/25........................................  2,786,751   2,851,180
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.8%)
 Gold Pool #E20271
  7.00%, 11/01/11........................................    782,867     795,017
 Pool #303972
  7.00%, 07/01/03........................................    176,296     178,292
 Pool #349359
  7.00%, 06/01/26........................................  1,243,590   1,249,808
 Pool #394444
  7.00%, 07/01/27........................................  1,480,533   1,485,153
                                                                     -----------
                                                                       3,708,270
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.7%)
 Pool #407633
  7.50%, 07/15/25........................................    513,893     525,774
--------------------------------------------------------------------------------
TOTAL AGENCY SECURITIES (COST $6,907,482)................              7,085,224
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                            FACE
                                                           AMOUNT     VALUE+
-------------------------------------------------------------------------------
ASSET--BACKED SECURITIES (4.8%)
-------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust
  Series 1996-C A3
   5.95%, 11/15/00...................................... $  150,000 $   149,906
 Chase Manhattan Credit Card Master Trust
  Series 1996-4, Class A
   6.73%, 02/15/03......................................    800,000     809,248
 Green Tree Financial Corp.
  Series 1997-2, Class A4
   6.66%, 06/15/28......................................    330,000     333,402
 NationsBank Auto Owner Trust
  Series 1996-A A3
   6.375%, 07/15/00.....................................    200,000     201,080
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $1,493,805).........              1,493,636
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.0%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.60%, dated 10/31/97, due
  11/03/97, to be repurchased at $624,291, collateral-
  ized by $598,274 of various U.S. Treasury Notes,
  5.50%-8.75%, due from 05/15/00-06/30/02, valued at
  $624,352 (COST $624,000)..............................    624,000     624,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (96.9%) (COST $29,794,425)(a).........             30,398,764
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (3.1%)...............                956,697
-------------------------------------------------------------------------------
NET ASSETS (100%).......................................            $31,355,461
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +  See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $29,794,425. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $604,339. This consisted of aggregate gross unrealized appreciation for all securities of $611,513 and aggregate gross unrealized depreciation for all securities of $7,174.


   The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost.............................................. $29,794,425
                                                                    ===========
 Investments, at Value............................................. $30,398,764
 Cash..............................................................         461
 Interest Receivable...............................................     420,138
 Receivable for Investments Sold...................................     344,437
 Receivable for Portfolio Shares Sold..............................     533,738
 Receivable due from Investment Adviser--Note B....................      10,786
 Other Assets......................................................         708
-------------------------------------------------------------------------------
  Total Assets.....................................................  31,709,032
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased.................................     292,453
 Payable for Portfolio Shares Redeemed.............................      25,348
 Payable for Administrative Fees--Note C...........................       8,879
 Payable for Distribution and Service Fees--Note E.................       3,208
 Payable for Trustees' Fees--Note G................................         609
 Other Liabilities.................................................      23,074
-------------------------------------------------------------------------------
  Total Liabilities................................................     353,571
-------------------------------------------------------------------------------
NET ASSETS......................................................... $31,355,461
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital................................................... $30,469,774
 Undistributed Net Investment Income...............................     168,357
 Accumulated Net Realized Gain.....................................     112,991
 Unrealized Appreciation...........................................     604,339
-------------------------------------------------------------------------------
NET ASSETS......................................................... $31,355,461
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Net Assets........................................................ $16,323,507
 Net Asset Value, Offering and Redemption Price Per Share
  1,582,847 shares outstanding (Unlimited authorization, no par
  value)........................................................... $     10.31
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
 Net Assets........................................................ $15,031,954
 Net Asset Value, Offering and Redemption Price Per Share
  1,458,587 shares outstanding (Unlimited authorization, no par
  value)........................................................... $     10.31
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 1997 (Unaudited)

---------------------------------------------------------------------------------
INTEREST INCOME
 Interest..................................................           $  849,677
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees............................................... $ 46,607
  Less: Fees Waived........................................  (46,607)        --
                                                            --------
 Administrative Fees--Note C...............................               52,736
 Printing Fees.............................................               27,979
 Filing and Registration Fees..............................               14,354
 Account Services Fees--Note F.............................               13,175
 Distribution and Service Fees--Note E.....................               11,909
 Audit Fees................................................                7,574
 Legal Fees................................................                6,407
 Custodian Fees--Note D....................................                3,153
 Trustees' Fees--Note G....................................                1,293
 Other Expenses............................................                  902
 Fees Assumed by Adviser--Note B...........................              (53,460)
---------------------------------------------------------------------------------
  Total Expenses...........................................               86,022
 Expense Offset--Note A....................................               (1,280)
---------------------------------------------------------------------------------
  Net Expenses.............................................               84,742
---------------------------------------------------------------------------------
NET INVESTMENT INCOME......................................              764,935
---------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS...........................              156,812
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON IN-
 VESTMENTS.................................................              678,393
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS....................................              835,205
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......           $1,600,140
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED        YEAR
                                                        OCTOBER 31,     ENDED
                                                           1997       APRIL 30,
                                                        (UNAUDITED)     1997
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................. $   764,935  $   696,689
 Net Realized Gain (Loss)..............................     156,812      (41,214)
 Net Change in Unrealized Appreciation/Depreciation....     678,393       61,915
---------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Opera-
    tions..............................................   1,600,140      717,390
---------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income:
  Institutional Class..................................    (426,339)    (462,628)
  Institutional Service Class..........................    (287,341)    (152,667)
---------------------------------------------------------------------------------
   Total Distributions.................................    (713,680)    (615,295)
---------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE K):
 Institutional Class:
  Issued...............................................  11,537,101   10,616,111
  In Lieu of Cash Distributions........................     426,339      462,628
  Redeemed.............................................  (9,273,840)    (532,897)
---------------------------------------------------------------------------------
   Net Increase from Institutional Class Shares........   2,689,600   10,545,842
---------------------------------------------------------------------------------
 Institutional Service Class:
  Issued...............................................  11,969,945    2,374,305
  In Lieu of Cash Distributions........................     279,748      152,667
  Redeemed.............................................  (1,577,252)  (1,383,926)
---------------------------------------------------------------------------------
   Net Increase from Institutional Service Class
    Shares.............................................  10,672,441    1,143,046
---------------------------------------------------------------------------------
   Net Increase from Capital Share Transactions........  13,362,041   11,688,888
---------------------------------------------------------------------------------
 Total Increase........................................  14,248,501   11,790,983
Net Assets:
 Beginning of Period...................................  17,106,960    5,315,977
---------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $168,357 and $117,102, respectively)....... $31,355,461  $17,106,960
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

BHM&S TOTAL RETURN BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 INSTITUTIONAL CLASS             INSTITUTIONAL SERVICE CLASS
                          ----------------------------------  ----------------------------------
                          SIX MONTHS             NOVEMBER 1,  SIX MONTHS             NOVEMBER 1,
                             ENDED       YEAR      1995***       ENDED       YEAR      1995***
                          OCTOBER 31,    ENDED       TO       OCTOBER 31,    ENDED       TO
                             1997      APRIL 30,  APRIL 30,      1997      APRIL 30,  APRIL 30,
                          (UNAUDITED)   1997++     1996++     (UNAUDITED)   1997++     1996++
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $  9.96     $  9.85    $10.00       $  9.95     $ 9.84     $10.00
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income..       0.32        0.60      0.28          0.26       0.57       0.27
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       0.32        0.05     (0.27)         0.37       0.05      (0.27)
-------------------------------------------------------------------------------------------------
  Total from Investment
   Operations...........       0.64        0.65      0.01          0.63       0.62        --
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income..      (0.29)      (0.54)    (0.16)        (0.27)     (0.51)     (0.16)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $ 10.31     $  9.96    $ 9.85       $ 10.31     $ 9.95     $ 9.84
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
TOTAL RETURN+...........       6.50%**     6.75%     0.08%**       6.40%**    6.47%     (0.07)%**
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of
 Period (Thousands).....    $16,324     $13,062    $2,445       $15,032     $4,045     $2,871
Ratio of Expenses to
 Average Net Assets.....       0.56%*      0.57%     0.61%*        0.81%*     0.82%      0.83%*
Ratio of Net Investment
 Income to Average Net
 Assets.................       5.88%*      6.01%     5.53%*        5.62%*     5.78%      5.44%*
Portfolio Turnover Rate.         61%        151%       55%           61%       151%        55%
-------------------------------------------------------------------------------------------------
Voluntarily Waived Fees
 and Expenses Assumed by
 the Adviser Per Share..    $  0.04     $  0.12    $ 0.23       $  0.03     $ 0.14     $ 0.20
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................       0.55%*      0.55%     0.55%*        0.80%*     0.80%      0.80%*
-------------------------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
 ++ Per share amounts are based on average outstanding shares.


    The accompanying notes are an integral part of the financial statements.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The BHM&S Total Return Bond Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The Portfolio is authorized to offer two separate classes of shares--Institutional Class Shares and Institutional Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the BHM&S Total Return Bond Portfolio is to provide a maximum long term total return consistent with reasonable risk to principal by investing in investment grade fixed income securities of varying maturities.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  At April 30, 1997, the Portfolio had available a capital loss carryover for federal income tax purposes of $34,317 which will expire on April 30, 2005.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

  4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for paydown gains (losses), post-October capital losses and the timing of the recognition of gains or losses on investments.

  Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Barrow, Hanley, Mewhinney, & Strauss, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a monthly fee calculated at an annual rate of 0.35% of average daily net assets for the month. Through December 31,1997, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.55% and 0.80% of average daily net assets of the Portfolios' Institutional Class Shares and Service Class Shares, respectively.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent

                       BHM&S TOTAL RETURN BOND PORTFOLIO
services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the six months ended October 31, 1997, $47,446 was paid to CGFSC for its services.

D. CUSTODIAN: The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted Distribution and Service Plans (the "Plans") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio's Service Class Shares are not currently making payments for distribution fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of the Service Agents.

F. ACCOUNT SERVICES: The UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and reimbursement of expenses incurred in attending Trustee meetings.

H. PURCHASES AND SALES: For the six months ended October 31, 1997, the Portfolio made purchases of $11,766,775 and sales of $3,160,131 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities total $15,589,100 and $11,703,735, respectively.

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At October 31, 1997, 81.1% and 58.4% of total shares outstanding were held by 4 and 3 record shareholders of the Institutional Class Shares and the Institutional Service Class Shares, respectively, owning more than 10% of the aggregate total shares outstanding.

                       BHM&S TOTAL RETURN BOND PORTFOLIO

K. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for the Portfolios, by class, were as follows:

                               INSTITUTIONAL CLASS            INSTITUTIONAL SERVICE
                                     SHARES                       CLASS SHARES
                         ------------------------------- -------------------------------
                            SIX MONTHS         YEAR         SIX MONTHS         YEAR
                              ENDED           ENDED           ENDED           ENDED
                         OCTOBER 31, 1997 APRIL 30, 1997 OCTOBER 31, 1997 APRIL 30, 1997
                         ---------------- -------------- ---------------- --------------
Shares Issued...........    1,140,396       1,069,573       1,179,309         239,518
In Lieu of Cash
 Distributions..........       42,000          46,682          27,533          15,482
Shares Redeemed.........     (910,684)        (53,183)       (154,918)       (140,200)
                            ---------       ---------       ---------        --------
Net Increase from
 Capital Share
 Transactions...........      271,712       1,063,072       1,051,924         114,800
                            =========       =========       =========        ========

-------------------------------------------------------------------------------

                                   UAM FUNDS
                      MJI INTERNATIONAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer                Peter M. Whitman, Jr.
Trustee, President              Trustee
and Chairman                    William H. Park
John T. Bennett, Jr.            Vice President
Trustee                         Michael E. DeFao
Nancy J. Dunn                   Secretary
Trustee                         Karl O. Hartman
Philip D. English               Assistant Secretary
Trustee                         Gary L. French
William A. Humenuk              Treasurer
Trustee                         Robert R. Flaherty
Charles H. Salisbury, Jr.       Assistant Treasurer
Trustee and Executive           Gordon M. Shone
Vice President                  Assistant Treasurer
-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Murray Johnstone International Ltd.
 John Hancock Center, Suite 3640
 875 North Michigan Avenue, Chicago, IL 60611
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


                       [LOGO OF UAM Funds APPEARS HERE]

                      MJI INTERNATIONAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1997

DEAR SHAREHOLDER,

MJI INTERNATIONAL EQUITY PORTFOLIO, SIX MONTHS ENDED OCTOBER 31, 1997

PERFORMANCE

During the six months ended October 31, 1997, the return for the Portfolio was 3.38% compared with 3.15% for the MSCI EAFE Index. For the same time period, the Portfolio's Institutional Service Class Shares returned 3.19%. The period was characterized by the stark difference between returns of markets in Asia, which were dragged down by weak fundamentals and declining currencies, and the relative resilience of markets in Europe which still enjoyed moderate growth. Late in the period, however, all markets were impacted by events.

ECONOMIC AND MARKET REVIEW

The collapse in Asia began in Thailand and led to a domino effect on the markets and currencies of neighboring countries. Malaysia, Indonesia and the Philippines were worst hit but Singapore also came under pressure. Meanwhile, the Japanese economy, which had shown some life early in the year, experienced a weak second quarter. The European markets welcomed the stable interest rate background and made steady progress. However, as intervention by the International Monetary Fund (IMF) in Thailand and later in Malaysia and Indonesia began to stabilize the situation, confidence began to return to the region.

The European markets returned 12.3% for the period. Strong early in the year, Germany's gloss began to fade when several large cash raising issues were announced. In France, restructuring was seen as positive for the market. The steady improvement in inflation in Italy, which allowed the government to continue to reduce interest rates, led to a surge in the market of 20.3%. The UK also saw a steady market on the back of slowing retail sales and moderate inflationary pressure. Late in September, press reports that the government would take part in the single European currency were welcomed, leading to a surge in equities. The government has made moves to join the single currency although the date of entry has yet to be confirmed. Assuming the rate at which the pound goes in is appropriate, this will be a sound policy, given the high percentage of trade which the UK conducts with Europe. The late move in UK equity prices led to a return on the market of 14.0% for the period.

Figures released during the period made it clear that the Japanese economy had faltered through the middle of the year. On top of this a setback to trade with Southeast Asia, which constitutes a high proportion of Japan's overall trade, can only make matters worse. Results from the September half year should begin to give some impression of the depth of the problems but the impact will be felt for some months to come. Clearly, with a weak domestic economy the government has few options other than deregulation (streamlining the bureaucracy and reducing the costs associated with red tape) and allowing the currency to drift lower. Against a poor economic background, the Japanese market ended the period down 5.5%.

The Southeast Asian governments have begun to address their problems and reach agreements with the IMF. The problems of the region stem from over-development in the early 1990's, a time of heavy capital flows into the region. This led to the over-supply of property and infrastructure which could not cope. Political leadership and control of the banking systems have also been shown to be weak. The key to recovery will be the speed with which governments allow the markets to correct imbalances in property prices and resist the temptation to support poor quality financial institutions. The region will not escape deflationary pressures over the coming months but a positive approach to the issues will avoid the long road to recovery seen in Japan. Australia and

New Zealand, which supply much of the raw materials for industry in Asia will also be caught in the slowdown but the lower interest rate environment will continue to support financial stocks in those markets.

The Latin American markets demonstrated their resilience in the face of the problems in Asia early in the period but ultimately suffered when investors sought to realize profits to offset losses in Asia. Chile ended the period down 3.6%; Argentina fell 12.6% but Mexico, where earnings continued to exceed expectations, saw the market up 12.6%.

INVESTMENT STRATEGY

Early in 1997 the Portfolio had been heavily overweight in the Asian markets, but as the situation in the region deteriorated we reduced exposure, selling all remaining holdings in Malaysia in early August. Since those sales were completed the market fell a further 44.5% in dollars. The Portfolio was not invested in Thailand, the Philippines or Indonesia. Investments in Singapore were reduced but since this market still has the strongest economic fundamentals of the region, we remain overweight versus the small percentage which Singapore represents in the benchmark. Exposure to Australia was also reduced. Holdings which remain in Australia are financial stocks which will be beneficiaries of the easier interest rate background which we expect to see in the country as economic activity slows.

The focus of the Portfolio has continued to be on the European markets, however, within Europe we shifted the emphasis from Germany, taking profits in Volkswagen, to Italy and France. Italy has been double weighted in the portfolio compared with the index as the government's success in reducing inflation and interest rates in addition to the restructuring program in industry encouraged the market to be the best in Europe during the quarter. The reductions to Germany and the Netherlands were also correct decisions since those markets have begun to underperform Europe as a whole.

As the new government becomes established in the UK it is creating a commendable record, helped by the moderating of the pace of the economy and the beginnings of the shift towards integration of the pound with the single European currency. While the Portfolio was underweight in the UK, these policies should set the stage for a sound market over the next few months. We have therefore begun to increase exposure and broaden investments to include manufacturers and exporters which will benefit if the pound begins to ease back in this process.

While we were becoming more optimistic on the prospects for Japan and had begun to raise exposure to the market, the dramatic weakening of the economy in the middle of the year and the expectations of a slow second half as a result of the weakness in Southeast Asia have led us to put any further investments on hold. While underweight in the market during the period, stock selection has outperformed the market overall.

MARKET OUTLOOK

During the third quarter, investors' nerves were tested when the crisis in markets in the Far East impacted all world markets. Interestingly, those markets with strong fundamentals rebounded in September but volatility was a feature of the period and this looks set to continue for some time.

In the coming months we see the two tier structure continuing: markets in the Far East will remain weak until it is clear that measures to strengthen economies and currencies are in place. Conversely, the European markets which reflect stronger economies are enjoying progress which we expect to continue. Developments which could potentially upset this scenario are twofold: either earnings will disappoint, leaving current stock prices at too high a level, or the interest rate cycle will turn, probably with the Fed and the Bundesbank making the first moves. This will also emphasize the high prices currently being paid for stock and could lead to a correction. We believe that while inflation in Germany has been rising, albeit from very low levels, unemployment is also growing and moves to raise rates will only make the employment situation worse. Although the US economy continues to grow at a steady pace, we have seen no evidence of inflation and if the Fed continues to focus on this statistic it will be able to postpone any rise until late 1997 or early 1998. We will therefore continue with the current investment stance: focus on Europe, and in particular, the UK, maintaining an underweight exposure to South East Asia and a small exposure to Latin America.

Murray Johnstone International Ltd.

                      DEFINITION OF THE COMPARATIVE INDEX

The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of arithmetic, market value weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For a complete discussion of the risks associated with international investing, please refer to the Portfolio's Prospectus.

Please note that one cannot invest in an unmanaged index.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1997 (Unaudited)

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (88.5%)
--------------------------------------------------------------------------------
ARGENTINA (3.0%)
 Banco Frances del Rio de la Plata S.A. ADR.................   8,050 $   198,231
 *Disco S.A. ADR............................................   6,000     243,000
 Telecom Argentina S.A. ADR.................................  14,200     359,438
 YPF S.A. ADR...............................................   8,600     275,200
                                                                     -----------
                                                                       1,075,869
--------------------------------------------------------------------------------
AUSTRALIA (1.9%)
 Commonwealth Bank of Australia.............................  60,000     689,641
--------------------------------------------------------------------------------
BELGIUM (3.1%)
 Fortis AG..................................................   3,840     729,265
 UCB S.A. ..................................................     110     380,304
                                                                     -----------
                                                                       1,109,569
--------------------------------------------------------------------------------
CHILE (3.2%)
 Cia. de Telecomunicaciones de Chile S.A. ADR...............  25,000     693,750
 Madeco S.A. ADR............................................   7,500     158,438
 Quimica y Minera Chile S.A. ADR............................   6,200     321,625
                                                                     -----------
                                                                       1,173,813
--------------------------------------------------------------------------------
FINLAND (2.6%)
 Oy Nokia AB, Series A......................................  10,990     959,584
--------------------------------------------------------------------------------
FRANCE (7.2%)
 Banque Nationale de Paris..................................   3,590     158,737
 Cap Gemini Sogeti S.A. ....................................   5,470     434,405
 Cie Generale des Eaux......................................   3,380     394,434
 Lyonnaise des Eaux-Dumez...................................   1,034     107,396
 Michelin, Class B..........................................   6,270     321,703
 *SGS-Thomson Microelectronics N.V. ........................   5,400     384,370
 Total S.A., Class B........................................   7,300     810,113
                                                                     -----------
                                                                       2,611,158
--------------------------------------------------------------------------------
GERMANY (4.6%)
 Allianz AG.................................................   2,970     670,223
 Linde AG...................................................     960     584,755
 Mannesmann AG..............................................   1,003     424,753
                                                                     -----------
                                                                       1,679,731
--------------------------------------------------------------------------------
HONG KONG (3.9%)
 Cheung Kong Holdings, Ltd. ................................  80,000     556,274
 Hong Kong Land Holdings, Ltd. ADR.......................... 150,000     342,000

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
HONG KONG--(CONTINUED)
 Hutchison Whampoa, Ltd. ...................................  50,000 $   346,054
 Swire Pacific, Ltd., Class A...............................  35,000     186,999
                                                                     -----------
                                                                       1,431,327
--------------------------------------------------------------------------------
IRELAND (1.7%)
 Allied Irish Banks plc.....................................  44,143     371,709
 Bank of Ireland............................................  20,770     263,039
                                                                     -----------
                                                                         634,748
--------------------------------------------------------------------------------
ITALY (3.9%)
 ENI S.p.A. ................................................  24,000     134,936
 Telecom Italia Mobile S.p.A. .............................. 223,050     827,257
 Telecom Italia S.p.A. .....................................  73,650     461,495
                                                                     -----------
                                                                       1,423,688
--------------------------------------------------------------------------------
JAPAN (13.0%)
 Canon Sales Co., Inc. .....................................  17,000     309,425
 Dai-Ichi Kangyo Bank, Ltd..................................  31,000     262,799
 Fuji Machine Manufacturing Co..............................  11,000     319,066
 Fuji Photo Film Co.........................................  10,000     362,367
 Fujitsu, Ltd. .............................................  30,000     329,122
 Hitachi, Ltd. .............................................  36,000     276,762
 JUSCO Co., Ltd. ...........................................   8,000     178,856
 Matsumoto Kenko Co., Ltd...................................     400       2,606
 Matsushita Communication Industrial........................   9,000     317,902
 Murata Manufacturing Co., Ltd. ............................   9,000     365,027
 Nippon Zeon Co., Ltd. .....................................  83,000     300,765
 Nissan Motor Co., Ltd. ....................................  33,000     175,806
 Nitto Denko Corp...........................................  16,000     288,564
 Ricoh Co., Ltd.............................................  24,000     309,176
 Santen Pharmaceutical......................................   1,000      17,703
 Shin-Etsu Chemical Co., Ltd. ..............................  13,000     317,653
 Shiseido Co., Ltd. ........................................  20,000     272,606
 Sumitomo Electric Industries...............................  26,000     343,584
                                                                     -----------
                                                                       4,749,789
--------------------------------------------------------------------------------
MEXICO (2.1%)
 Cifra S.A. de C.V. ADR Class B............................. 117,000     227,881
 Grupo Imsa, S.A. de C.V. ADR...............................   9,000     214,312

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                             SHARES    VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
MEXICO--(CONTINUED)
 *Grupo Industrial Durango ADR..............................  24,000 $   312,000
                                                                     -----------
                                                                         754,193
--------------------------------------------------------------------------------
NETHERLANDS (2.9%)
 ING Groep N.V. ............................................   7,160     300,639
 Vendex International N.V. BDR..............................   5,320     290,531
 VNU........................................................  20,040     474,930
                                                                     -----------
                                                                       1,066,100
--------------------------------------------------------------------------------
NEW ZEALAND (2.0%)
 Lion Nathan, Ltd. .........................................  75,000     181,090
 Telecom Corp. of New Zealand, Ltd. ........................ 110,000     532,564
                                                                     -----------
                                                                         713,654
--------------------------------------------------------------------------------
PORTUGAL (2.1%)
 Portugal Telecom S.A. (Registered).........................  18,200     746,945
--------------------------------------------------------------------------------
SINGAPORE (1.5%)
 City Developments, Ltd.....................................  70,000     293,613
 Wing Tai Holdings, Ltd..................................... 210,000     266,921
                                                                     -----------
                                                                         560,534
--------------------------------------------------------------------------------
SOUTH AFRICA (2.1%)
 Standard Bank Investment Corp., Ltd. ......................  18,000     762,775
--------------------------------------------------------------------------------
SPAIN (3.9%)
 Banco Santander S.A. ......................................  12,290     344,394
 *Endesa S.A. ..............................................  27,280     514,009
 Telefonica de Espana S.A. .................................  20,330     555,014
                                                                     -----------
                                                                       1,413,417
--------------------------------------------------------------------------------
SWITZERLAND (4.4%)
 Novartis AG (Registered)...................................     371     580,938
 Zurich Versicherungs (Registered)..........................   2,470   1,019,393
                                                                     -----------
                                                                       1,600,331
--------------------------------------------------------------------------------
UNITED KINGDOM (19.4%)
 Abbey National plc.........................................  32,200     512,037
 British Aerospace plc......................................  18,400     488,272
 British Airport Authority plc..............................  22,400     206,656
 Burton Group plc........................................... 200,000     427,738
 Cadbury Schweppes plc......................................  39,300     395,531

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                           SHARES     VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)
 Carlton Communications plc.............................     48,500 $   400,668
 Grand Metropolitan plc.................................     36,900     333,001
 *Halifax plc...........................................     42,000     475,544
 Kingfisher plc.........................................     29,500     424,567
 Ladbroke Group plc.....................................     89,800     402,184
 Lloyds TSB Group plc...................................     38,020     475,122
 *Norwich Union plc.....................................     76,400     435,722
 Safeway plc............................................     57,900     377,075
 Shell Transport & Trading Co. plc......................     63,300     448,874
 SmithKline Beecham plc.................................     42,900     406,577
 Williams Holdings plc..................................     71,200     427,563
 Wolseley plc...........................................     51,000     424,957
                                                                    -----------
                                                                      7,062,088
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $30,722,982)..................             32,218,954
-------------------------------------------------------------------------------
                                                           NO. OF
                                                          WARRANTS
-------------------------------------------------------------------------------
WARRANTS (0.0%)
-------------------------------------------------------------------------------
FRANCE (0.0%)
 *Cie Generale des Eaux, expiring 05/02/01 (COST $0)....      3,380       1,788
-------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (9.8%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.60%, dated 10/31/97, due
  11/03/97, to be repurchased at $3,585,673,
  collateralized by $3,436,242 of various U.S. Treasury
  Notes, 5.50%-8.75%, due from 05/15/00-06/30/02, valued
  at $3,586,022 (COST $3,584,000)....................... $3,584,000   3,584,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.3%) (COST $34,306,982)(a).........             35,804,742
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (1.7%)...............                603,736
-------------------------------------------------------------------------------
NET ASSETS (100%).......................................            $36,408,478
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

 + See Note A to Financial Statements.
 * Non-Income Producing Security
ADR--American Depositary Receipt
BDR--British Depositary Receipt
(a) The cost for federal income tax purposes was $34,306,982. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $1,497,760. This consisted of aggregate gross unrealized appreciation for all securities of $3,710,871 and aggregate gross unrealized depreciation for all securities of $2,213,111.

   The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

At October 31, 1997 sector diversification of the Portfolio was as follows:

                                                             % OF
                                                             NET
SECTOR DIVERSIFICATION                                      ASSETS     VALUE
-------------------------------------------------------------------------------
Aerospace & Defense........................................   1.3%  $   488,272
Agriculture................................................   3.0     1,095,889
Automotive.................................................   0.5       175,806
Banks......................................................  10.5     3,840,253
Beverages, Food & Tobacco..................................   1.6       576,621
Broadcasting & Publishing..................................   2.4       875,599
Building Materials.........................................   1.2       427,564
Capital Equipment..........................................   1.2       424,753
Chemicals..................................................   1.8       639,278
Commercial Services........................................   1.3       475,544
Computers..................................................   0.9       329,122
Construction...............................................   0.3       107,396
Consumer Durables..........................................   0.9       333,001
Consumer Non-Durables......................................   0.7       272,606
Electronics................................................   4.9     1,781,607
Energy.....................................................   0.8       275,200
Entertainment & Leisure....................................   1.1       402,184
Financial Services.........................................   3.1     1,113,574
Holding Company............................................   0.7       266,921
Industrial.................................................   2.5       903,821
Insurance..................................................   6.6     2,418,880
Manufacturing..............................................   1.9       686,730
Metals.....................................................   0.4       158,438
Natural Resources..........................................   1.2       427,563
Office Equipment...........................................   0.8       309,176
Oil & Gas..................................................   3.8     1,393,922
Paper & Packaging..........................................   0.9       312,000
Pharmaceuticals............................................   2.2       804,584
Real Estate................................................   3.3     1,191,887
Repurchase Agreement.......................................   9.8     3,584,000
Retail.....................................................   5.5     1,990,791
Services...................................................   2.0       743,830
Technology.................................................   1.0       362,367
Telecommunications.........................................  13.5     4,927,089
Transportation.............................................   1.1       393,655
Utilities..................................................   3.6     1,293,031
Warrants...................................................   0.0         1,788
                                                            -----   -----------
Total Investments..........................................  98.3%  $35,804,742
Other Assets and Liabilities...............................   1.7       603,736
                                                            -----   -----------
Net Assets................................................. 100.0%  $36,408,478
                                                            =====   ===========

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost.............................................. $34,306,982
                                                                    ===========
 Investments, at Value............................................. $35,804,742
 Cash..............................................................         503
 Foreign Currency (Cost $60,964)...................................      61,561
 Receivable for Investments Sold...................................     513,871
 Receivable for Portfolio Shares Sold..............................      51,193
 Dividends Receivable..............................................      51,016
 Foreign Withholding Tax Reclaim Receivable........................      25,900
 Deferred Organization Costs--Note A...............................       3,647
 Interest Receivable...............................................         558
 Other Assets......................................................         942
-------------------------------------------------------------------------------
  Total Assets.....................................................  36,513,933
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investment Advisory Fees--Note B......................      20,516
 Payable for Administrative Fees--Note C...........................      11,578
 Payable for Distribution and Service Fees--Note E.................       1,122
 Payable for Trustees' Fees--Note G................................         599
 Other Liabilities.................................................      71,640
-------------------------------------------------------------------------------
  Total Liabilities................................................     105,455
-------------------------------------------------------------------------------
NET ASSETS......................................................... $36,408,478
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital................................................... $33,435,442
 Undistributed Net Investment Income...............................     159,715
 Accumulated Net Realized Gain.....................................   1,312,655
 Unrealized Appreciation...........................................   1,500,666
-------------------------------------------------------------------------------
NET ASSETS......................................................... $36,408,478
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Net Assets........................................................ $30,568,514
 Net Asset Value, Offering and Redemption Price Per Share 2,777,376
  shares outstanding (Unlimited authorization, no par value)....... $     11.01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
 Net Assets........................................................ $ 5,839,964
 Net Asset Value, Offering and Redemption Price Per Share 531,327
  shares outstanding (Unlimited authorization, no par value)....... $     10.99
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 1997 (Unaudited)

---------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends................................................            $  416,543
 Interest.................................................                59,051
 Less Foreign Taxes Withheld..............................               (40,599)
---------------------------------------------------------------------------------
  Total Income............................................               434,995
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees.............................................. $ 144,461
  Less: Fees Waived.......................................   (30,409)    114,052
                                                           ---------
 Administrative Fees--Note C..............................                65,171
 Printing Fees............................................                31,360
 Custodian Fees--Note D...................................                24,490
 Filing and Registration Fees.............................                13,720
 Account Services Fees--Note F............................                 8,376
 Audit Fees...............................................                 8,107
 Distribution and Service Fees--Institutional Service
  Class Shares--Note E....................................                 6,958
 Trustees' Fees--Note G...................................                 1,432
 Amortization of Organization Expense--Note A.............                   981
 Other Expenses...........................................                20,277
---------------------------------------------------------------------------------
  Total Expenses..........................................               294,924
 Expense Offset--Note A...................................                  (519)
---------------------------------------------------------------------------------
  Net Expenses............................................               294,405
---------------------------------------------------------------------------------
NET INVESTMENT INCOME.....................................               140,590
---------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
 Investments..............................................             1,392,606
 Foreign Currency Transactions............................               (26,353)
---------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS....................................             1,366,253
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments..............................................              (568,946)
 Foreign Currency Translations............................                 4,464
---------------------------------------------------------------------------------
TOTAL NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION..              (564,482)
---------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY..............               801,771
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......            $  942,361
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED
                                                        OCTOBER 31,  YEAR ENDED
                                                           1997       APRIL 30,
                                                        (UNAUDITED)     1997
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net Investment Income................................. $   140,590  $   127,697
 Net Realized Gain (Loss)..............................   1,366,253     (102,551)
 Net Change in Unrealized Appreciation/Depreciation....    (564,482)   1,537,020
---------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Opera-
    tions..............................................     942,361    1,562,166
---------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income:
  Institutional Class..................................         --       (23,511)
 Net Realized Gain:
  Institutional Class..................................         --      (203,657)
---------------------------------------------------------------------------------
   Total Distributions.................................         --      (227,168)
---------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE K):
 Institutional Class:
  Issued...............................................   5,128,741   25,675,829
  In Lieu of Cash Distributions........................         --       156,098
  Redeemed.............................................  (4,342,322)  (6,848,127)
---------------------------------------------------------------------------------
   Net Increase from Institutional Class Shares........     786,419   18,983,800
---------------------------------------------------------------------------------
 Institutional Service Class:
  Issued...............................................   2,604,040    3,864,032
  Redeemed.............................................    (662,113)     (37,097)
---------------------------------------------------------------------------------
   Net Increase from Institutional Service Class
    Shares.............................................   1,941,927    3,826,935
---------------------------------------------------------------------------------
   Net Increase from Capital Share Transactions........   2,728,346   22,810,735
---------------------------------------------------------------------------------
  Total Increase.......................................   3,670,707   24,145,733
Net Assets:
 Beginning of Period...................................  32,737,771    8,592,038
---------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $159,715 and $19,125, respectively)........ $36,408,478  $32,737,771
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MJI INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             INSTITUTIONAL
                                    INSTITUTIONAL CLASS                      SERVICE CLASS
                         --------------------------------------------- ---------------------------
                         SIX MONTHS                                    SIX MONTHS
                            ENDED       YEARS ENDED                       ENDED
                         OCTOBER 31,     APRIL 30,      SEPTEMBER 16,  OCTOBER 31,   DECEMBER 31,
                            1997      ----------------    1994*** TO      1997        1996*** TO
                         (UNAUDITED)   1997     1996    APRIL 30, 1995 (UNAUDITED)  APRIL 30, 1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.65    $ 10.27  $  9.50      $10.00       $ 10.65       $ 10.53
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income..      0.05       0.06     0.07        0.04          0.02          0.01
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........      0.31       0.42     0.75       (0.54)++       0.32          0.11
--------------------------------------------------------------------------------------------------
  Total from Investment
   Operations...........      0.36       0.48     0.82       (0.50)         0.34          0.12
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income..       --       (0.01)     -- @        --            --            --
 In Excess of Net
  Investment Income.....       --         --     (0.03)        --            --            --
 Net Realized Gain......       --       (0.09)   (0.02)        --            --            --
--------------------------------------------------------------------------------------------------
  Total Distributions...       --       (0.10)   (0.05)        --            --            --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................   $ 11.01    $ 10.65  $ 10.27      $ 9.50       $ 10.99       $ 10.65
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
TOTAL RETURN+...........      3.38%**    4.67%    8.67%      (5.00)%**      3.19%**       1.14%**
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
 Net Assets, End of
  Period (Thousands)....   $30,569    $28,818  $ 8,592      $5,535       $ 5,840       $ 3,920
 Ratio of Expenses to
  Average Net Assets....      1.50%*     1.50%    1.45%       1.00%*        1.75%*        1.76%*
 Ratio of Net Investment
  Income to Average Net
  Assets................      0.79%*     0.68%    0.88%       1.49%*        0.40%*        0.59%*
 Portfolio Turnover
  Rate..................        39%        47%      59%         81%           39%           47%
 Average Commission
  Rate#.................   $0.0257    $0.0323  $0.0316         N/A       $0.0257       $0.0323
--------------------------------------------------------------------------------------------------
 Voluntarily Waived Fees
  and Expenses Assumed
  by the Adviser........   $  0.01    $  0.05  $  0.13      $ 0.13       $  0.01       $  0.01
 Ratio of Expenses to
  Average Net Assets
  Including Expense
  Offsets...............      1.50%*     1.50%    1.43%       1.00%*        1.75%*        1.75%*
--------------------------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
 ++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
  # Beginning with fiscal year 1996, the portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
 @ Amount is less than $0.01 per share.

   The accompanying notes are an integral part of the financial statements.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The MJI International Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The Portfolio is authorized to offer two separate classes of shares--Institutional Class Shares and Institutional Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the MJI International Equity Portfolio is to provide maximum total return, including both capital appreciation and current income, by investing primarily in the common stocks of companies based outside of the United States.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Quotations of foreign securities and other assets in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income or gains are earned.

  At April 30, 1997, the Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $45,000 which will expire on April 30, 2005.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default

                      MJI INTERNATIONAL EQUITY PORTFOLIO
  or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gain and loss on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

  5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gain or loss when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  6. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions, deferred organization costs and the timing of the recognition of gains or losses on investments.

  Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  7. ORGANIZATION COSTS: Costs incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

                      MJI INTERNATIONAL EQUITY PORTFOLIO

  8. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Murray Johnstone International Ltd., (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a monthly fee calculated at an annual rate of 0.75% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% and 1.75% of average daily net assets of the Portfolio's Institutional Class Shares and Institutional Service Class Shares, respectively.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.06% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the six months ended October 31, 1997, $53,681 was paid to CGFSC for its services.

D. CUSTODIAN: The Chase Manhattan Bank, an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted Distribution and Service Plans (the "Plans") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of

                      MJI INTERNATIONAL EQUITY PORTFOLIO

1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio's Service Class Shares are not currently making payments for distribution fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of the Service Agents.

F. ACCOUNT SERVICES: The UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and reimbursement of expenses incurred in attending Trustee meetings.

H. PURCHASES AND SALES: For the six months ended October 31, 1997, the Portfolio made purchases of $13,697,043 and sales of $13,741,268 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At October 31, 1997, 54.6% and 79.0% of total shares outstanding were held by 3 and 3 record shareholders of the Institutional Class Shares and the Institutional Service Class Shares, respectively, owning more than 10% of the aggregate total shares outstanding.

At October 31, 1997, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

                       MJI INTERNATIONAL EQUITY PORTFOLIO

K. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for the Portfolios, by class, were as follows:

                               INSTITUTIONAL CLASS            INSTITUTIONAL SERVICE
                                     SHARES                       CLASS SHARES
                         ------------------------------- -------------------------------
                            SIX MONTHS         YEAR         SIX MONTHS     DECEMBER 31,
                              ENDED           ENDED           ENDED          1996* TO
                         OCTOBER 31, 1997 APRIL 30, 1997 OCTOBER 31, 1997 APRIL 30, 1997
                         ---------------- -------------- ---------------- --------------
Shares Issued...........      440,825       2,516,858        219,905         371,710
In Lieu of Cash Distri-
 butions................          --           15,170            --              --
Shares Redeemed.........     (368,582)       (663,721)       (56,777)         (3,511)
                             --------       ---------        -------         -------
Net Increase from
 Capital Share
 Transactions...........       72,243       1,868,307        163,128         368,199
                             ========       =========        =======         =======

* Commencement of Operations

-------------------------------------------------------------------------------
                                   UAM FUNDS
                                 HANSON EQUITY
                                   PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer                          Peter M. Whitman, Jr.
Trustee, President                        Trustee
and Chairman

                                          William H. Park
John T. Bennett, Jr.                      Vice President
Trustee

Nancy J. Dunn                             Michael E. DeFao
Trustee                                   Secretary

Philip D. English                         Karl O. Hartmann
Trustee                                   Assistant Secretary

William A. Humenuk                        Gary L. French
Trustee                                   Treasurer

                                          Robert R. Flaherty
Charles H. Salisbury, Jr.                 Assistant Treasurer
Trustee and Executive
Vice President
                                          Gordon M. Shone
                                          Assistant Treasurer

-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Hanson Investment Management Company
 400 Civic Center Drive
 Suite 200
 San Rafael, CA 94903

-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110

-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center Brooklyn, NY 11245

-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103

-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street Boston, MA 02110

-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


                       [LOGO OF UAM FUNDS APPEARS HERE]



                                HANSON EQUITY
                                  PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1997

HANSON EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1997 (Unaudited)

                                                           SHARES     VALUE+

-------------------------------------------------------------------------------
COMMON STOCKS (98.9%)
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.6%)
 AlliedSignal, Inc. ....................................     13,600 $   489,600
-------------------------------------------------------------------------------
AUTOMOTIVE (3.4%)
 *Lear Corp.............................................     13,500     648,844
-------------------------------------------------------------------------------
BANKS (3.1%)
 Wells Fargo & Co.......................................      2,000     582,750
-------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (2.8%)
 ConAgra, Inc. .........................................     17,900     539,238
-------------------------------------------------------------------------------
CAPITAL EQUIPMENT (2.6%)
 Deere & Co. ...........................................      9,400     494,675
-------------------------------------------------------------------------------
COMPUTERS (8.2%)
 Hewlett-Packard Co.....................................      9,100     561,356
 Intel Corp.............................................      6,200     477,594
 International Business Machines Corp...................      5,300     519,731
                                                                    -----------
                                                                      1,558,681
-------------------------------------------------------------------------------
CONSTRUCTION (5.4%)
 *American Standard Companies, Inc. ....................     14,500     518,375
 Clayton Homes, Inc.....................................     30,500     501,344
                                                                    -----------
                                                                      1,019,719
-------------------------------------------------------------------------------
CONSUMER STAPLES (6.1%)
 Colgate-Palmolive Co. .................................      8,500     550,375
 Kimberly-Clark Corp. ..................................     11,500     597,281
                                                                    -----------
                                                                      1,147,656
-------------------------------------------------------------------------------
ELECTRONICS (6.4%)
 Rockwell International Corp. ..........................     11,000     539,000
 *Solectron Corp........................................     16,900     663,325
                                                                    -----------
                                                                      1,202,325
-------------------------------------------------------------------------------
ENERGY (9.6%)
 British Petroleum Co. plc ADR..........................      7,000     614,250
 Enron Corp.............................................     13,000     494,000
 Transocean Offshore Inc................................     13,000     702,000
                                                                    -----------
                                                                      1,810,250
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                           SHARES     VALUE+

-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE TIME (3.3%)
 Carnival Corp., Class A................................     12,800 $   620,800
-------------------------------------------------------------------------------
FINANCIAL SERVICES (6.5%)
 Fannie Mae.............................................     12,400     600,625
 Franklin Resources, Inc. ..............................      7,100     638,112
                                                                    -----------
                                                                      1,238,737
-------------------------------------------------------------------------------
HOME FURNISHINGS & APPLIANCES (2.9%)
 Newell Co. ............................................     14,400     552,600
-------------------------------------------------------------------------------
INDUSTRIAL (2.5%)
 Dover Corp. ...........................................      7,000     472,500
-------------------------------------------------------------------------------
INSURANCE (6.0%)
 AFLAC Inc. ............................................     10,700     544,362
 American International Group, Inc. ....................      5,800     591,963
                                                                    -----------
                                                                      1,136,325
-------------------------------------------------------------------------------
MANUFACTURING (2.9%)
 General Electric Co. ..................................      8,500     548,781
-------------------------------------------------------------------------------
MULTI-INDUSTRY (2.6%)
 Raychem Corp. .........................................      5,500     498,094
-------------------------------------------------------------------------------
PHARMACEUTICALS (2.5%)
 Johnson & Johnson......................................      8,250     473,344
-------------------------------------------------------------------------------
RETAIL (7.9%)
 *OfficeMax, Inc. ......................................     32,300     432,012
 Walgreen Co. ..........................................     17,900     503,438
 Wal-Mart Stores, Inc. .................................     15,800     554,975
                                                                    -----------
                                                                      1,490,425
-------------------------------------------------------------------------------
SERVICES (5.9%)
 Manpower, Inc. ........................................     14,500     556,437
 Omnicom Group Inc. ....................................      7,900     557,938
                                                                    -----------
                                                                      1,114,375
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (3.1%)
 *AirTouch Communications, Inc. ........................     15,000     579,375
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                          SHARES     VALUE+

-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
TRANSPORTATION (2.6%)
 Burlington Northern Santa Fe..........................      5,200 $   494,000
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $19,778,340).................             18,713,094
-------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.7%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.60%, dated 10/31/97, due
  11/03/97, to be repurchased at $695,324,
  collateralized by $662,884 of various U.S. Treasury
  Notes, 5.50%-8.75%, due from 05/15/00-06/30/02,
  valued at $695,392 (COST $695,000)...................   $695,000     695,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.6%) (COST $20,473,340) (a)......             19,408,094
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-2.6%).............               (485,707)
-------------------------------------------------------------------------------
NET ASSETS (100%)......................................            $18,922,387
===============================================================================

+    See Note A to Financial Statements.
*    Non-Income Producing Security
ADR  American Depositary Receipt
(a) The cost for federal income tax purposes was $20,473,340. At October 31, 1997, net unrealized depreciation for all securities based on tax cost was $1,065,246. This consisted of aggregate gross unrealized appreciation for all securities of $94,105 and aggregate gross unrealized depreciation for all securities of $1,159,351.


    The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................. $20,473,340
                                                                   ===========
 Investments, at Value............................................ $19,408,094
 Cash.............................................................         592
 Dividends and Interest Receivables...............................       7,836
 Receivable for Investments Sold..................................     316,905
-------------------------------------------------------------------------------
  Total Assets....................................................  19,733,427
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased................................     785,016
 Payable for Investment Advisory Fees--Note B.....................      10,986
 Payable for Administrative Fees--Note C..........................       2,896
 Payable for Trustees' Fees--Note F...............................         215
 Other Liabilities................................................      11,927
-------------------------------------------------------------------------------
  Total Liabilities...............................................     811,040
-------------------------------------------------------------------------------
NET ASSETS........................................................ $18,922,387
===============================================================================
NET ASSETS CONSIST OF:
 Paid in Capital.................................................. $20,021,371
 Undistributed Net Investment Income..............................       1,928
 Accumulated Net Realized Loss....................................     (35,666)
 Unrealized Depreciation..........................................  (1,065,246)
-------------------------------------------------------------------------------
NET ASSETS........................................................ $18,922,387

INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)..........................................................   2,002,168
 Net Asset Value, Offering and Redemption Price Per Share......... $      9.45
===============================================================================

    The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Period October 2, 1997* to October 31, 1997 (Unaudited)

---------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest........................................................... $    20,474
 Dividends..........................................................       7,728
---------------------------------------------------------------------------------
  Total Income......................................................      28,202
---------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B...................................      10,986
 Brokerage Fees.....................................................       4,104
 Administrative Fees--Note C........................................       2,896
 Filing and Registration Fees.......................................       2,556
 Printing Fees......................................................       2,326
 Audit Fees.........................................................       2,052
 Custodian Fees--Note D.............................................         397
 Trustees' Fees--Note F.............................................         215
 Other Expenses.....................................................         742
---------------------------------------------------------------------------------
  Total Expenses....................................................      26,274
 Expense Offset--Note A.............................................         --
---------------------------------------------------------------------------------
  Net Expenses......................................................      26,274
---------------------------------------------------------------------------------
NET INVESTMENT INCOME...............................................       1,928
---------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS....................................     (35,666)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS...  (1,065,246)
---------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS.............................................  (1,100,912)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $(1,098,984)
=================================================================================

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                    OCTOBER 2,
                                                                     1997* TO
                                                                    OCTOBER 31,
                                                                       1997
                                                                    (UNAUDITED)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income............................................. $     1,928
 Net Realized Loss.................................................     (35,666)
 Net Change in Unrealized Appreciation/Depreciation................  (1,065,246)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations.............  (1,098,984)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued............................................................  20,021,371
 Redeemed..........................................................         --
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.....................  20,021,371
--------------------------------------------------------------------------------
 Total Increase....................................................  18,922,387
Net Assets:
 Beginning of Period...............................................         --
--------------------------------------------------------------------------------
 End of Period (including undistributed net investment income of
  $1,928).......................................................... $18,922,387
================================================================================
(1) Shares Issued and Redeemed:
  Shares Issued....................................................   2,002,168
  Shares Redeemed..................................................         --
--------------------------------------------------------------------------------
                                                                      2,002,168
================================================================================

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

HANSON EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 OCTOBER 2,
                                                                  1997* TO
                                                                 OCTOBER 31,
                                                                    1997
                                                                 (UNAUDITED)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD............................   $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income..........................................       --
 Net Realized and Unrealized Loss on Investments................     (0.55)
-------------------------------------------------------------------------------
  Total from Investment Operations..............................     (0.55)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..................................   $  9.45
===============================================================================
TOTAL RETURN....................................................     (5.50)%***
===============================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)...........................   $18,922
Ratio of Expenses to Average Net Assets.........................      1.68%**
Ratio of Net Investment Income to Average Net Assets............      0.12%**
Portfolio Turnover Rate.........................................         2%
Average Commission Rate.........................................   $0.0599
-------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets Including Expense Off-
 sets...........................................................      1.68%**
-------------------------------------------------------------------------------

*    Commencement of Operations
**   Annualized
***  Not Annualized


    The accompanying notes are an integral part of the financial statements.

                            HANSON EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Hanson Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Hanson Equity Portfolio is to achieve maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of equity securities, primarily the common stock of large, U.S.- based companies with outstanding financial characteristics and strong growth prospects that can be purchased at reasonable valuations.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

                            HANSON EQUITY PORTFOLIO

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Hanson Investment Management Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a monthly fee calculated at an annual rate of 0.70% of average daily net assets for the month.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the period October 2, 1997 (commencement of operations) to October 31, 1997, $2,268 was paid to CGFSC for its services.

D. CUSTODIAN: The Chase Manhattan Bank ("the Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

                            HANSON EQUITY PORTFOLIO

F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

G. PURCHASES AND SALES: For the period October 2, 1997 (commencement of operations) to October 31, 1997, the Portfolio made purchases of $20,130,911 and sales of $316,905 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

H. OTHER: At October 31, 1997, 100.0% of total shares outstanding were held by one record shareholder.

-------------------------------------------------------------------------------

                                   UAM FUNDS
                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer             Michael E. DeFao
Trustee, President           Secretary
and Chairman
                             Karl O. Hartmann
John T. Bennett, Jr.         Assistant Secretary
Trustee
                             Gary L. French
Philip D. English            Treasurer
Trustee
                             Robert R. Flaherty
William A. Humenuk           Assistant Treasurer
Trustee
                             Gordon M. Shone
Peter M. Whitman, Jr.        Assistant Treasurer
Trustee

William H. Park
Vice President
-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Chicago Asset Management Company
 70 West Madison Street, 56th Floor
 Chicago, IL 60602
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


[LOGO OF UAM FUNDS APPEARS HERE]   UAM Funds

                                CHICAGO ASSET
                                 MANAGEMENT
                                   COMPANY
                                  PORTFOLIOS

-------------------------------------------------------------------------------


                                 ANNUAL REPORT
                                APRIL 30, 1997

Dear Shareholders:

October 31, 1997 is the end of the semi-annual reporting period for the Chicago Asset Management Value/Contrarian Portfolio for equity investors and the Intermediate Bond Portfolio for our fixed income clients. This letter will review the investment environment, strategies and returns for the Portfolios. We thank you for your confidence in our investment expertise and look forward to maintaining a long-term relationship.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO

For the six months ended October 31, 1997, the equity market continued its strong advance and produced a return of 15.16% as measured by the Standard and Poor's 500 Index. This Portfolio modestly underperformed the Index in this six-month period producing a rate of return of 13.68% net of expenses.

During this six-month period, the market experienced some meaningful gyrations. In the early months, it appreciated on a continued bull market path and even accelerated into July. In August, the market showed a sharp pullback and notable rotation whereby some of the formerly strong performance of growth issues faded, and the market showed some enhanced favoritism to the value/contrarian types of issues held in this Portfolio.

During the past six months, we have been moderately active implementing our disciplined approach. We have added issues, such as Amgen, Electronic Data Systems, and Enron. Each had substantially underperformed the market prior to our purchase. Each held unique characteristics which we viewed as offering identifiable reasons for the past difficulties and potential for future outperformance. We also sold current holdings in the Portfolio. Nordstrom was sold in its entirety, having fully reached our objectives. After underperforming earlier in the year, it went on to substantially outperform the market before finally being sold. Apple Computer and Ethyl Corporation were sold in their entirety due to a more clouded future outlook. However, additional Apple shares had been purchased during a deep price decline in July and then the entire holding was sold after a strong price rally in August. This combination of rebalancing by buying into weakness and selling into strength is part of our ongoing activity which offers the potential for enhanced returns over time.

We have no way of knowing at this time whether the market rotation in the direction of favoring our long-term value/contrarian style will continue in the near future or is simply a blip along the way. In any event, we find this style to be appropriate and valuable over time. The characteristics of the Portfolio and the natural attractiveness of purchasing securities during times of weakness and selling when they have returned to market leaders seems to offer a common sense approach in addition to attractive, potential long-term results.

We are committed to maintaining our careful discipline in seeking out additional opportunities to purchase issues which in our view are undervalued. We believe the inherent attractiveness of this strategy holds the additional benefit of offering an ideal diversification strategy for individuals invested in other funds with different styles.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO

The six month period ended October 31, 1997 was favorable for fixed income investors. The decline in interest rates produced capital appreciation along with interest income. The Portfolio returned 5.10%.

As the Portfolio's fiscal year began, long-term Treasury yields approached 7%. The market was anticipating further tightening by the Federal Open Market Committee. The U.S. economy has enjoyed excellent growth coupled with expanding employment opportunities. America has continued to benefit from low inflation and astonishing record U.S. Treasury receipts. These developments laid the foundation for further declines in interest rates and an excellent environment for investors in high quality U.S. domestic corporate bonds.

During this period, the Federal Open Market Committee has maintained an unchanged policy with Fed Funds at 5 1/2%.

Chicago Asset Management's objective is to look for continued opportunities to add income to the Portfolio while maintaining safety and liquidity. Emphasis is placed on U.S. Treasury and Agency Notes and obligations of large U.S. corporations.

The Portfolio had the following characteristics relative to the Lehman Brothers Intermediate Government/Corporate Index as of October 31, 1997:

                                                           PORTFOLIO    INDEX
                                                           ---------- ----------
      Average Maturity.................................... 5.41 Years 4.26 Years
      Average Duration.................................... 3.34 Years 3.29 Years
      Average Coupon......................................      6.42%      6.78%
      Yield to Maturity...................................      6.06%      5.92%

For the six months ended October 31, 1997, the Portfolio produced a total rate of return, net of expenses, of 5.10% versus the Index return of 5.66%.

CHICAGO ASSET MANAGEMENT COMPANY

                     DEFINITION OF THE COMPARATIVE INDICES
                     -------------------------------------

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index composed of a combination of the Lehman Government Bond Intermediate and Lehman Corporate Bond Intermediate Indices. All issues are investment grade
(BBB) or higher with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolios, total returns would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Please note that one cannot invest in an unmanaged index.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1997 (Unaudited)

                                                              SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (98.2%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (3.1%)
 Raytheon Co. ............................................... 10,425 $   565,556
--------------------------------------------------------------------------------
AUTOMOTIVE (6.1%)
 Ford Motor Co. ............................................. 12,750     557,016
 General Motors Corp. .......................................  8,725     560,036
                                                                     -----------
                                                                       1,117,052
--------------------------------------------------------------------------------
BANKS (6.2%)
 Banc One Corp. ............................................. 10,875     566,859
 BankAmerica Corp. ..........................................  7,950     568,425
                                                                     -----------
                                                                       1,135,284
--------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (6.7%)
 IBP, Inc. .................................................. 27,375     634,758
 Sysco Corp. ................................................ 15,200     608,000
                                                                     -----------
                                                                       1,242,758
--------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (3.3%)
 Deluxe Corp. ............................................... 18,475     605,056
--------------------------------------------------------------------------------
CHEMICALS (3.4%)
 Dow Chemical Co.............................................  6,850     621,638
--------------------------------------------------------------------------------
CONSUMER DURABLES (2.3%)
 Goodyear Tire & Rubber Co...................................  6,775     424,284
--------------------------------------------------------------------------------
ELECTRONICS (2.7%)
 AMP, Inc. .................................................. 10,875     489,375
--------------------------------------------------------------------------------
ENERGY (6.7%)
 Enron Corp. ................................................ 16,900     642,200
 Mobil Corp. ................................................  8,100     589,781
                                                                     -----------
                                                                       1,231,981
--------------------------------------------------------------------------------
HEALTH CARE (10.2%)
 Aetna Inc. .................................................  8,700     618,244
 Columbia/HCA Healthcare Corp. .............................. 22,625     639,156
 United Healthcare Corp. .................................... 13,450     622,903
                                                                     -----------
                                                                       1,880,303
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                              SHARES   VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
INSURANCE (3.1%)
 Chubb Corp. ................................................  8,625 $   571,406
--------------------------------------------------------------------------------
LODGING & RESTAURANTS (3.8%)
 Darden Restaurants, Inc. ................................... 60,825     691,884
--------------------------------------------------------------------------------
MANUFACTURING (10.1%)
 Eastman Kodak Co. .......................................... 10,800     646,650
 Tenneco, Inc. .............................................. 13,200     593,175
 Whitman Corp. .............................................. 23,900     627,375
                                                                     -----------
                                                                       1,867,200
--------------------------------------------------------------------------------
MINING (2.9%)
 Newmont Mining Corp. ....................................... 15,500     542,500
--------------------------------------------------------------------------------
PAPER & PACKAGING (5.4%)
 International Paper Co. ....................................  9,825     442,125
 Weyerhaeuser Co. ........................................... 11,375     543,156
                                                                     -----------
                                                                         985,281
--------------------------------------------------------------------------------
PHARMACEUTICALS (5.4%)
 Amgen, Inc. ................................................  7,900     388,581
 Pharmacia & Upjohn, Inc. ................................... 19,250     611,188
                                                                     -----------
                                                                         999,769
--------------------------------------------------------------------------------
RETAIL (3.4%)
 The Limited, Inc............................................ 26,600     626,763
--------------------------------------------------------------------------------
TECHNOLOGY (7.3%)
 Electronic Data Systems Corp................................ 18,500     715,719
 International Business Machines Corp........................  6,400     627,600
                                                                     -----------
                                                                       1,343,319
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (6.1%)
 AT&T Corp................................................... 11,500     562,781
 Bell Atlantic Corp..........................................  6,925     553,135
                                                                     -----------
                                                                       1,115,916
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $16,834,902).......................         18,057,325
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                             FACE
                                                            AMOUNT    VALUE+
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.6%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.60%, dated 10/31/97, due
  11/03/97, to be repurchased at $301,140, collateralized
  by $288,591 of various U.S. Treasury Notes, 5.50%-8.75%,
  due from 05/15/00-06/30/02, valued at $301,170 (COST
  $301,000)............................................... $301,000 $   301,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%) (COST $17,135,902)(a)...........           18,358,325
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (0.2%).................               40,723
-------------------------------------------------------------------------------
NET ASSETS (100%).........................................          $18,399,048
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 + See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $17,135,902. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $1,222,423. This consisted of aggregate gross unrealized appreciation for all securities of $1,903,216 and aggregate gross unrealized depreciation for all securities of $680,793.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1997 (Unaudited)

                                                             FACE
                                                            AMOUNT    VALUE+
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (60.7%)
-------------------------------------------------------------------------------
BANKS (13.1%)
 BankAmerica Corp. 7.625%, 06/15/04....................... $250,000 $   264,495
 Northern Trust Co. 6.50%, 05/01/03.......................  250,000     250,537
 Norwest Corp. 7.70%, 11/15/97............................  250,000     249,998
 State Street Boston Corp. 7.35%, 06/15/26................  250,000     271,768
 SunTrust Banks, Inc. 6.00%, 02/15/26.....................  275,000     266,835
 Wachovia Corp. 6.625%, 11/15/06..........................  100,000     100,969
                                                                    -----------
                                                                      1,404,602
-------------------------------------------------------------------------------
FINANCIAL SERVICES (18.7%)
 Associates Corp. of North America
  6.50%, 10/15/02.........................................  150,000     151,092
  7.75%, 02/15/05.........................................  250,000     272,007
 Chrysler Financial Corp. 5.93%, 12/08/98.................  250,000     250,252
 CIT Group Holdings, Inc. 6.25%, 10/25/99.................  200,000     200,482
 Commercial Credit Corp. 6.125%, 03/01/00.................  250,000     249,595
 Exxon Capital Corp. 6.625%, 08/15/02.....................   59,000      60,256
 Ford Motor Credit Co.--Global Bond 6.25%, 11/08/00.......  250,000     250,135
 General Motors Acceptance Corp. 5.75%, 01/05/00..........  100,000      99,287
 General Motors Acceptance Corp.--Global Bond 6.75%,
  02/07/02................................................  100,000     101,679
 IBM Credit Corp. 6.375%, 11/01/97........................  125,000     125,000
 Sears Roebuck Acceptance Corp. 6.16%, 12/04/00...........  250,000     250,378
                                                                    -----------
                                                                      2,010,163
-------------------------------------------------------------------------------
INDUSTRIAL (9.3%)
 Hertz Corp. 8.30%, 02/02/98..............................  250,000     251,400
 PepsiCo, Inc. 6.25%, 09/01/99............................  250,000     250,968
 Shell Oil Co. 6.625%, 07/01/99...........................  250,000     252,773
 WMX Technologies, Inc. 6.25%, 10/15/00...................  250,000     248,565
                                                                    -----------
                                                                      1,003,706
-------------------------------------------------------------------------------
RETAIL (6.6%)
 J.C. Penney & Co.
  5.375%, 11/15/98........................................   53,000      52,717
  6.90%, 08/15/26.........................................  200,000     208,534
 Motorola, Inc. 6.50%, 09/01/25...........................  300,000     304,050
 Wal-Mart Stores, Inc. 6.375%, 03/01/03...................  140,000     141,043
                                                                    -----------
                                                                        706,344
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                              FACE
                                                             AMOUNT    VALUE+
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
--------------------------------------------------------------------------------
UTILITIES (13.0%)
 Central Illinois Public Service Co. 6.68%, 03/15/00....... $250,000 $   253,600
 Florida Power & Light Co. 5.50%, 07/01/99.................  250,000     248,595
 National Rural Utilities 5.95%, 01/15/03..................  250,000     247,137
 Pennsylvania Power & Light Co. 5.50%, 04/01/98............  150,000     149,871
 Potomac Electric Power Co. 6.25%, 10/15/07................  250,000     252,168
 Virginia Electric Power Co. 6.25%, 08/01/98...............  250,000     250,815
                                                                     -----------
                                                                       1,402,186
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES (COST $6,388,177)............            6,527,001
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (23.5%)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
 5.875%, 02/28/99..........................................  250,000     250,820
 5.875%, 11/15/99..........................................  150,000     150,633
 7.75%, 01/31/00...........................................  500,000     521,485
 5.875%, 06/30/00..........................................  250,000     251,210
 5.25%, 01/31/01...........................................  250,000     246,797
 7.50%, 11/15/01...........................................  250,000     265,390
 6.125%, 12/31/01..........................................  300,000     303,891
 7.50%, 05/15/02...........................................   50,000      53,430
 5.875%, 11/15/05..........................................  150,000     149,788
 6.50%, 10/15/06...........................................  325,000     338,052
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES (COST $2,459,610).........            2,531,496
--------------------------------------------------------------------------------
AGENCY SECURITIES (6.5%)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 5.37%, 02/07/01...........................................  250,000     246,173
 6.40%, 09/27/05...........................................  200,000     202,468
 5.875%, 02/02/06..........................................  250,000     244,180
--------------------------------------------------------------------------------
TOTAL AGENCY SECURITIES (COST $692,849)....................              692,821
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY (0.8%)
--------------------------------------------------------------------------------
Chase Manhattan Grantor Trust, Series 1995-B, Class A
 5.90%, 11/15/01
 (COST $88,340)............................................   88,340      88,311
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                            FACE
                                                           AMOUNT    VALUE+
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.1%)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Chase Securities, Inc. 5.60%, dated 10/31/97, due
 11/03/97, to be repurchased at $764,357, collateralized
 by $732,502 of various U.S. Treasury Notes, 5.50%-8.75%,
 due from 05/15/00-06/30/02, valued at $764,431 (COST
 $764,000)............................................... $764,000 $   764,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.6%) (COST $10,392,976)(a)..........           10,603,629
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (1.4%)................              155,430
------------------------------------------------------------------------------
NET ASSETS (100%)........................................          $10,759,059
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 + See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $10,392,976. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $210,653. This consisted of aggregate gross unrealized appreciation for all securities of $233,232 and aggregate gross unrealized depreciation for all securities of $22,579.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997 (Unaudited)

                                                    CHICAGO ASSET CHICAGO ASSET
                                                     MANAGEMENT    MANAGEMENT
                                                       VALUE/     INTERMEDIATE
                                                     CONTRARIAN       BOND
                                                      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost..............................  $17,135,902   $10,392,976
                                                     ===========   ===========
 Investments, at Value.............................  $18,358,325   $10,603,629
 Cash..............................................          552           892
 Deferred Organization Costs--Note A...............        9,751         9,643
 Receivable due from Investment Adviser--Note B....        3,265         6,237
 Dividends Receivable..............................       37,771           --
 Receivable for Portfolio Shares Sold..............        8,145           --
 Interest Receivable...............................           47       162,240
 Other Assets......................................          464           245
-------------------------------------------------------------------------------
  Total Assets.....................................   18,418,320    10,782,886
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased.................        4,753           --
 Payable for Administrative Fees--Note C...........        7,442         7,616
 Payable for Trustees' Fees--Note G................          555           526
 Other Liabilities.................................        6,522        15,685
-------------------------------------------------------------------------------
  Total Liabilities................................       19,272        23,827
-------------------------------------------------------------------------------
NET ASSETS.........................................  $18,399,048   $10,759,059
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital...................................  $15,988,158   $10,476,330
 Undistributed Net Investment Income...............       33,123        70,381
 Accumulated Net Realized Gain.....................    1,155,344         1,695
 Unrealized Appreciation...........................    1,222,423       210,653
-------------------------------------------------------------------------------
NET ASSETS.........................................  $18,399,048   $10,759,059
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited
  authorization, no par value).....................    1,245,744     1,022,119
 Net Asset Value, Offering and Redemption Price Per
  Share............................................  $     14.77   $     10.53
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 1997 (Unaudited)

                                             CHICAGO ASSET           CHICAGO ASSET
                                              MANAGEMENT              MANAGEMENT
                                                VALUE/               INTERMEDIATE
                                              CONTRARIAN                 BOND
                                               PORTFOLIO               PORTFOLIO
----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......................             $  192,029               $    --
 Interest........................                 12,042                338,002
----------------------------------------------------------------------------------
  Total Income...................                204,071                338,002
----------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees.....................  $ 55,874                $ 24,607
  Less: Fees Waived..............   (55,874)         --     (24,607)        --
                                   --------                --------
 Administrative Fees--Note C.....                 42,156                 41,332
 Custodian Fees--Note D..........                  2,045                    441
 Audit Fees......................                  6,445                  6,525
 Legal Fees......................                  4,171                  3,361
 Printing Fees...................                 17,928                  9,334
 Account Services Fees--Note F...                    293                    809
 Trustees' Fees--Note G..........                  1,243                  1,196
 Filing and Registration Fees....                  9,617                  9,115
 Amortization of Organization
  Expense--Note A................                  1,950                  2,611
 Other Expenses..................                  5,554                    739
 Fees Assumed by Adviser--Note B.                 (4,782)               (33,786)
----------------------------------------------------------------------------------
  Total Expenses.................                 86,620                 41,677
 Expense Offset--Note A..........                    --                     --
----------------------------------------------------------------------------------
 Net Expenses....................                 86,620                 41,677
----------------------------------------------------------------------------------
NET INVESTMENT INCOME............                117,451                296,325
----------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS.              1,073,456                    281
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF
 INVESTMENTS.....................                814,286                214,291
----------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS..........              1,887,742                214,572
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......             $2,005,193               $510,897
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED
                                                       OCTOBER 31,  YEAR ENDED
                                                          1997       APRIL 30,
                                                       (UNAUDITED)     1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................ $   117,451  $    41,317
 Net Realized Gain....................................   1,073,456      126,824
 Net Change in Unrealized Appreciation/Depreciation...     814,286      219,469
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from
   Operations.........................................   2,005,193      387,610
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income................................    (114,921)     (20,547)
 Net Realized Gain....................................         --       (80,161)
--------------------------------------------------------------------------------
  Total Distributions.................................    (114,921)    (100,708)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued...............................................   4,688,684   12,634,715
 In Lieu of Cash Distributions........................     114,906       96,713
 Redeemed.............................................  (2,099,220)    (105,728)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions........   2,704,370   12,625,700
--------------------------------------------------------------------------------
 Total Increase.......................................   4,594,642   12,912,602
Net Assets:
 Beginning of Period..................................  13,804,406      891,804
--------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $33,123 and $30,593, respectively)........ $18,399,048  $13,804,406
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued.......................................     320,741      991,693
  In Lieu of Cash Distributions.......................       7,604        7,527
  Redeemed............................................    (138,732)      (8,321)
--------------------------------------------------------------------------------
                                                           189,613      990,899
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED
                                                       OCTOBER 31,  YEAR ENDED
                                                          1997       APRIL 30,
                                                       (UNAUDITED)     1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................ $   296,325  $   508,576
 Net Realized Gain....................................         281        8,536
 Net Change in Unrealized Appreciation/Depreciation...     214,291      (57,181)
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from
   Operations.........................................     510,897      459,931
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income................................    (286,760)    (506,282)
 Net Realized Gain....................................         --       (22,948)
--------------------------------------------------------------------------------
  Total Distributions.................................    (286,760)    (529,230)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued...............................................     368,957    1,826,542
 In Lieu of Cash Distributions........................     286,692      528,662
 Redeemed.............................................    (164,904)    (222,819)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions........     490,745    2,132,385
--------------------------------------------------------------------------------
 Total Increase.......................................     714,882    2,063,086
Net Assets:
 Beginning of Period..................................  10,044,177    7,981,091
--------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $70,381 and $60,816, respectively)........ $10,759,059  $10,044,177
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued.......................................      35,268      176,865
  In Lieu of Cash Distributions.......................      27,571       51,334
  Redeemed............................................     (15,850)     (21,434)
--------------------------------------------------------------------------------
                                                            46,989      206,765
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 SIX MONTHS
                                    ENDED                           DECEMBER 16,
                                 OCTOBER 31,  YEAR ENDED YEAR ENDED  1994*** TO
                                    1997      APRIL 30,  APRIL 30,   APRIL 30,
                                 (UNAUDITED)     1997       1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................    $ 13.07     $ 13.67    $ 11.14      $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income.........       0.09        0.18       0.19        0.05
 Net Realized and Unrealized
  Gain on Investments..........       1.70        0.30       2.86        1.13
--------------------------------------------------------------------------------
  Total from Investment
   Operations..................       1.79        0.48       3.05        1.18
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income.........      (0.09)      (0.24)     (0.23)      (0.04)
 Net Realized Gain.............        --        (0.84)     (0.29)        --
--------------------------------------------------------------------------------
  Total Distributions..........      (0.09)      (1.08)     (0.52)      (0.04)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.    $ 14.77     $ 13.07    $ 13.67      $11.14
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN+..................      13.68%**     3.72%     28.00%      11.81%**
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Thousands)..................    $18,399     $13,804    $   892      $  696
 Ratio of Expenses to Average
  Net Assets...................       0.95%*      0.95%      1.06%       0.95%*
 Ratio of Net Investment Income
  to Average Net Assets........       1.29%*      1.89%      1.51%       1.54%*
 Portfolio Turnover Rate.......         28%         21%        33%          4%
 Average Commission Rate#......    $0.0554     $0.0574    $0.0600         N/A
--------------------------------------------------------------------------------
 Voluntarily Waived Fees and
  Expenses Assumed by the
  Adviser Per Share............    $  0.05     $  0.60    $  1.50      $ 0.58
 Ratio of Expenses to Average
  Net Assets Including Expense
  Offsets......................       0.95%*      0.95%      0.95%       0.95%*
--------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
  # Beginning with fiscal year 1996, the Portfolio is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

   The accompanying notes are an integral part of the financial statements.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 SIX MONTHS
                                    ENDED                           JANUARY 24,
                                 OCTOBER 31,  YEAR ENDED YEAR ENDED 1995*** TO
                                    1997      APRIL 30,  APRIL 30,   APRIL 30,
                                 (UNAUDITED)     1997       1996       1995
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.........................   $ 10.30     $ 10.39     $10.33     $10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income..........      0.30        0.61       0.64       0.17
 Net Realized and Unrealized
  Gain on Investments...........      0.22       (0.05)      0.14++     0.26
-------------------------------------------------------------------------------
  Total from Investment
   Operations...................      0.52        0.56       0.78       0.43
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income..........     (0.29)      (0.62)     (0.64)     (0.10)
 Net Realized Gain..............       --        (0.03)     (0.08)       --
-------------------------------------------------------------------------------
  Total Distributions...........     (0.29)      (0.65)     (0.72)     (0.10)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..   $ 10.53     $ 10.30     $10.39     $10.33
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN+...................      5.10%**     5.53%      7.62%      4.31%**
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Thousands)...................   $10,759     $10,044     $7,981     $5,267
 Ratio of Expenses to Average
  Net Assets....................      0.80%*      0.80%      0.84%      0.80%*
 Ratio of Net Investment Income
  to Average
  Net Assets....................      5.68%*      5.88%      6.17%      6.20%*
 Portfolio Turnover Rate........        18%         31%        24%         0%
-------------------------------------------------------------------------------
 Voluntarily Waived Fees and
  Expenses Assumed by the
  Adviser Per Share.............   $  0.06     $  0.14     $ 0.12     $ 0.08
 Ratio of Expenses to Average
  Net Assets Including Expense
  Offsets.......................      0.80%*      0.80%      0.80%      0.80%*
-------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser for the periods indicated.
 ++ The amount shown for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

   The accompanying notes are an integral part of the financial statements.

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio (the "Portfolios"), portfolios of UAM Funds Trust, are diversified, open-end management investment companies. At October 31, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies. The objective of the Chicago Asset Management Intermediate Bond Portfolio is to provide a high level of current income consistent with moderate interest rate exposure by investing primarily in investment grade bonds with an average weighted maturity between 3 and 10 years.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

  4. DISTRIBUTIONS TO SHAREHOLDERS: Each Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

  Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  5. ORGANIZATION COST: Costs incurred by each Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

  6. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios have been increased to include expense offsets, if any, for custodian balance credits.

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a monthly fee calculated at an annual rate of average daily net assets for the month, as follows:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS                               RATE
-------------------------------------------                              ------
Value/Contrarian........................................................ 0.625%
Intermediate Bond.......................................................  0.48%

Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses (excluding interest, taxes and extraordinary expenses), after the effect of expense offset arrangements, from exceeding 0.95% and 0.80% of average daily net assets, respectively.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.06% of average daily net assets of the Chicago Asset Management Value/Contrarian Portfolio and 0.04% of average daily net assets of the Chicago Asset Management Intermediate Bond Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee.

For the six months ended October 31, 1997, CGFSC was paid the following amounts by the Administrator:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS
-------------------------------------------
Value/Contrarian...................................................... $36,797
Intermediate Bond.....................................................  39,281

D. CUSTODIAN: The Chase Manhattan Bank ("the Bank"), an affiliate of CGFSC, is custodian for the Portfolios' assets held in accordance with the custodian agreement.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

F. ACCOUNT SERVICES: The UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

                  CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS

H. PURCHASES AND SALES: For the six months ended October 31, 1997, the Portfolios' purchases and sales of investment securities other than long-term U.S. Government securities and short-term securities were:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS              PURCHASES    SALES
-------------------------------------------              ---------- ----------
Value/Contrarian........................................ $7,643,919 $4,801,233
Intermediate Bond.......................................  1,490,750    644,408

Purchases and sales of long-term U.S. Government securities were $646,016 and $1,049,492 respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases and sales of long-term U.S. Government securities for Chicago Asset Management Value/Contrarian Portfolio.

I. LINE OF CREDIT: The Chicago Asset Management Intermediate Bond Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1997, the Chicago Asset Management Intermediate Bond Portfolio had no borrowings under the agreement.

J. OTHER: At October 31, 1997, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                            NO. OF        %
CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS              SHAREHOLDERS OWNERSHIP
-------------------------------------------              ------------ ---------
Value/Contrarian........................................       1        88.2
Intermediate Bond.......................................       1        88.5

-------------------------------------------------------------------------------

                                   UAM FUNDS
                     JACOBS INTERNATIONALOCTAGON PORTFOLIO

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Norton H. Reamer                        Peter M. Whitman, Jr.
Trustee, President                      Trustee
and Chairman

                                        William H. Park
John T. Bennett, Jr.                    Vice President
Trustee

Nancy J. Dunn                           Michael E. DeFao
Trustee                                 Secretary

Philip D. English                       Karl O. Hartmann
Trustee                                 Assistant Secretary

William A. Humenuk                      Gary L. French
Trustee                                 Treasurer

                                        Robert R. Flaherty
Charles H. Salisbury, Jr.               Assistant Treasurer
Trustee and Executive
Vice President

                                        Gordon M. Shone
                                        Assistant Treasurer

-------------------------------------------------------------------------------
INVESTMENT ADVISER
 Jacobs Asset Management
 200 East Broward Boulevard
 Suite 1920
 Fort Lauderdale, FL 33301
-------------------------------------------------------------------------------
ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street
 Boston, MA 02110
-------------------------------------------------------------------------------
CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center Brooklyn, NY 11245
-------------------------------------------------------------------------------
LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110
-------------------------------------------------------------------------------
DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street Boston, MA 02110
-------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------


                       [LOGO OF UAM FUNDS APPEARS HERE]


                                    JACOBS
                                 INTERNATIONAL
                                    OCTAGON
                                   PORTFOLIO

-------------------------------------------------------------------------------


                              SEMI-ANNUAL REPORT
                               OCTOBER 31, 1997

                            JACOBS ASSET MANAGEMENT
                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO
                            OCTOBER 31, 1997 REVIEW

To the Shareholders:

  The Jacobs International Octagon Portfolio (the "Portfolio") was started on January 2, 1997 as part of the UAM Funds Trust. The Portfolio seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Portfolio may invest across the market capitalization spectrum, although it intends to emphasize smaller capitalization stocks. As Investment Adviser of the Portfolio, we are pleased to provide you with the following Management's Discussion and Analysis for the six-month period ended October 31, 1997.

  The six-month performance for the Portfolio was 4.47%, versus the MSCI EAFE Index of 3.15%. For the period January 2, 1997 to October 31, 1997 (since inception) the Portfolio returned 6.25%, net fees, versus the MSCI EAFE Index of 2.17%.

ECONOMIC AND MARKET CONDITIONS

 Europe

  While economic growth in Europe is being artificially held back by fiscal constraints in the lead up to EMU, there are increasing signs of an improvement in economic outlook. The apparent improvement in consumer confidence throughout the region is leading to the prospect of a sustained acceleration in the recovery and a potential return to above trend growth in many parts of Europe for the first time since 1994. GDP growth is expected to be buoyant throughout the region in 1997 with growth forecasts ranging from between +4% to 4.5% in the UK and Scandinavia to rates of +2.2 to 2.3% in Germany and France.

 Asia

  The Asian currency turmoil continues and we expect to see near term economic growth rates for the region to be downgraded, as the region enters into a period of consolidation and economic adjustment, driven by a change in the exchange rate regime. Political leadership and timely effective implementation of necessary reforms will be key factors watched by investors.

 Latin America

  GDP forecasts for 1997 in the region have been revised up on the back of a buoyant recovery in both Mexico and Argentina. Overall GDP growth in the region is forecast at around +5% for 1997. Brazil is the only country with diminishing short term economic prospects as the cost of defending the "Real" with high interest rates could push the economy into recession. Inflationary trends are also positive with the regional rate expected to improve to around 12% in 1997 and fall further to just over 10% in 1998 after being at over 21% last year.

  Jacobs continues to use our bottom-up value approach for investing this and all of our portfolios. During the period our top five country holdings included United Kingdom, France, Japan, Mexico, and Hong Kong. These five holdings made up 40.0% of the total portfolio. The Portfolio was split approximately 53.3% large cap issues and 36.3% small cap issues. We have defined small cap to be companies with market capitalization less than $1 billion. The Portfolio reflected 56.7% developed markets and 22.0% emerging markets. The balance of the Portfolio contains the cash position of 21.3%. The cash position at the end of the period was unusually high as the portfolio had received a large injection of new investment funds to take advantage of the weakness in international markets. Subsequently, the funds were put to work and now currently, as of the date of this letter, cash is now less than 10% of the total portfolio.

CURRENT OUTLOOK

  We continue to believe that there is better value outside the United States than within and are on the margin finding more opportunities in smaller companies rather than larger ones. This is particularly true in Europe where the markets have done well but the small caps have lagged and are at least several multiples less on a P/E basis than their large cap brethren. Regarding emerging Europe, Russia has been one of the best performing markets in the world, up over 150% in 1997, and we continue to see on a long-term basis a bright outlook, however there could be a pull-back at any time as the market is ahead of itself. In eastern Europe it is very hard to find value at the moment, as some of the countries are going through a retrenchment, such as the Czech Republic, and to some degree, Poland.

  In Latin America we continue to be overweighted and think that the prospects will remain good and that there has been a fundamental change in the way that business and governments operate in Latin America. However, they are still emerging markets, and we do not believe that they should achieve the same valuation level as developed markets. The Mexican economy is getting stronger, which has been reflected in share prices, but we continue to have a strong interest in Mexico. We are nervous about the short-term prospects for the Brazilian market and have reduced our exposure.

  Asia has been the trouble spot in 1997 particularly Southeast Asia. There has been a melt-down in Thailand, Malaysia, Indonesia, Philippines, Singapore, Korea and Hong Kong/China. We believe that it is too early in most of the countries, however, we feel like we are getting close to having an investment opportunity, particularly in Indonesia, where the Rupia has been depreciated well below its fair value and we should see a rebound in currency at some point in time. However, there will be a lot of pain caused by the devaluation of the currencies in Southeast Asia and it will not be a v-shaped recovery. On the margin we have been very underweighted in Southeast Asia, outside of Hong Kong and China and we will be looking for opportunities to add. Thailand is the one market where stocks have probably been beaten up about as much as they are going to go. It is a difficult market in which to invest because Thailand has a limited number of good companies. The biggest sector is financial, which is still a question mark, regarding the bad debt situation. Hong Kong and China have recently been very weak based on fears of a devaluation of the Hong Kong dollar. We believe the currency will hold, but at the price of an economic slowdown. The problem with Hong Kong reflects a period of loose money and negative interest rates for a number of years, which created an over-priced real-estate market. We expect real-estate prices to come off perhaps 20% which would impact the property sector and the financial sector, a big part of the Hong Kong market. Although we are exposed in Hong Kong and China, we view them as good long-term prospects. The short-term concern regarding China, is the level of debt of state-owned companies to the state-owned banking system which could force China to slow its economy to correct this imbalance. In the long-term, China is the main growth engine of Asia. Our total exposure in both markets is around 10%. Japan remains an underweight, although we continue to look at the small caps with an increased intensity as they have under-performed remarkably.

  In general we think that there are many opportunities outside of the United States, on a bottom up stock-picking basis, and are finding more value in the smaller caps at this point in time.

  In summary, we believe the Portfolio is well-positioned with good value based ideas.

  Thank you for your continued confidence in Jacobs Asset Management and the Jacobs International Octagon Portfolio.

                               Sincerely,


                               /s/ Daniel L. Jacobs

                               Daniel L. Jacobs, CFA
                               President
                               Jacobs Asset Management

                      DEFINITION OF THE COMPARATIVE INDEX

The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of arithmetic, market value weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For a complete discussion of the risks associated with international investing, please refer to the Portfolio's Prospectus.

Please note that one cannot invest in an unmanaged index.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1997 (Unaudited)

                                                           SHARES     VALUE+

-------------------------------------------------------------------------------
COMMON STOCKS (84.9%)
-------------------------------------------------------------------------------
ARGENTINA (2.4%)
 Central Costanera S.A., Class B........................     64,300 $   148,625
 Transportadora de Gas del Sur S.A. ADR.................     13,800     130,238
 YPF S.A. ADR...........................................     46,000   1,472,000
                                                                    -----------
                                                                      1,750,863
-------------------------------------------------------------------------------
AUSTRALIA (3.4%)
 *Colonial Ltd..........................................    404,000   1,124,683
 News Corp., Ltd. ADR...................................     73,600   1,306,400
                                                                    -----------
                                                                      2,431,083
-------------------------------------------------------------------------------
BRAZIL (2.8%)
 Bompreco S.A. GDR......................................     23,412     515,064
 CELESC ADR, Class B....................................        500      54,000
 CELESC GDR.............................................        600      65,309
 *COELBA................................................  8,580,000     466,981
 Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar ADR............................................      1,100      20,350
 Copel ADR..............................................     15,500     175,744
 Electrobras ADR........................................      7,800     164,497
 Telebras...............................................  2,810,000     249,775
 Telebras ADR...........................................      1,400     142,100
 Telepar................................................    370,000     194,663
                                                                    -----------
                                                                      2,048,483
-------------------------------------------------------------------------------
CHILE (0.8%)
 *Supermercados Unimarc S.A. ADR........................     38,200     573,000
-------------------------------------------------------------------------------
CHINA (1.8%)
 *China Southern Airlines Co. Ltd. ADR..................     15,800     327,850
 Guangdong Electric Power Development Co., Ltd. ........    471,160     265,751
 Shandong Huaneng Power Co., Ltd. ADR...................     96,100     714,744
                                                                    -----------
                                                                      1,308,345
-------------------------------------------------------------------------------
CZECH REPUBLIC (0.8%)
 *SPT Telecom A.S.......................................      5,000     576,474
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                        SHARES     VALUE+
----------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------
DENMARK (2.5%)
 Sydbank A/S.........................................     19,800 $ 1,026,360
 Unidanmark A/S, Class A (Registered)................     11,907     804,196
                                                                 -----------
                                                                   1,830,556
----------------------------------------------------------------------------
FINLAND (1.5%)
 Enso Oy.............................................    118,520   1,110,402
----------------------------------------------------------------------------
FRANCE (9.6%)
 Assurances Generales de France......................     24,160   1,271,446
 Compagnie Plastic-Omnium S.A........................      7,782     873,048
 *France Telecom S.A.................................     31,100   1,177,217
 Ile de France Pharmaceutique........................      1,105     228,009
 Lafarge S.A.........................................      3,200     199,976
 Lagardere S.C.A.....................................     40,000   1,150,665
 Scor................................................     24,285   1,128,115
 Sylea...............................................     10,410     920,584
                                                                 -----------
                                                                   6,949,060
----------------------------------------------------------------------------
GERMANY (1.5%)
 Volkswagen AG.......................................      1,786   1,059,913
----------------------------------------------------------------------------
GREECE (2.9%)
 Hellenic Telecommunication Organization S.A.........     56,600   1,181,026
 Sarantis S.A........................................     77,377     939,227
                                                                 -----------
                                                                   2,120,253
----------------------------------------------------------------------------
HONG KONG (8.7%)
 Cheung Kong Holdings, Ltd...........................    162,000   1,126,455
 China Light and Power Co., Ltd......................    129,500     681,844
 Dah Sing Financial Group............................     18,300      45,928
 Guangdong Kelon Elec Holding, Class H...............    673,000     853,221
 HSBC Holdings plc...................................     18,000     407,503
 International Bank of Asia..........................  1,445,100     673,009
 Jardine Matheson Holdings Ltd. ADR..................    108,800     696,320
 JCG Holdings Ltd....................................    628,000     278,254
 Lippo China Resources Ltd. ADR......................  1,520,000     398,189
 Mandarin Oriental International Ltd. ADR............    602,498     475,973

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                        SHARES     VALUE+

----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------
HONG KONG--(CONTINUED)
 National Mutual Asia Ltd............................    202,000 $   182,924
 Swire Pacific, Ltd., Class A........................     20,000     106,856
 Tingyi Holding Co...................................  2,524,000     424,476
                                                                 -----------
                                                                   6,350,952
----------------------------------------------------------------------------
INDONESIA (1.8%)
 Bank Nisp (Foreign).................................  1,456,100     365,039
 Bimantara Citra (Foreign)...........................    168,000     154,429
 Indosat ADR.........................................     31,600     748,525
 PT Bank Tiara Asia (Foreign)........................    319,500      53,398
                                                                 -----------
                                                                   1,321,391
----------------------------------------------------------------------------
IRELAND (1.4%)
 Irish Life plc......................................    196,880   1,046,499
----------------------------------------------------------------------------
ISRAEL (1.4%)
 ECI Telecommunications Ltd. ADR.....................     36,500   1,008,312
----------------------------------------------------------------------------
ITALY (1.1%)
 Fila Holding S.p.A. ADR.............................      3,250      81,656
 Montedison S.p.A....................................    900,000     730,312
                                                                 -----------
                                                                     811,968
----------------------------------------------------------------------------
JAPAN (6.7%)
 Fuji Photo Film Co..................................     28,000   1,014,628
 Hitachi, Ltd........................................     99,000     761,095
 Laox................................................     40,000     355,718
 Marukyo.............................................     31,000     257,646
 Matsumotokiyoshi....................................     14,500     530,253
 Nintendo Corp., Ltd.................................        600      51,862
 Paris Miki, Inc.....................................      3,000      52,360
 Sankyo Co., Ltd.....................................     23,000     758,893
 Sony Corp...........................................     12,000     996,343
 Sony Corp. ADR......................................        700      59,063
                                                                 -----------
                                                                   4,837,861
----------------------------------------------------------------------------
KOREA (0.4%)
 *Housing & Commercial Bank GDR......................     36,528     315,054
----------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                         SHARES     VALUE+

-----------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-----------------------------------------------------------------------------
MEXICO (5.8%)
 ALFA, S.A. de C.V., Class A..........................     34,400 $   253,777
 *Banacci, Class B....................................    217,900     432,669
 *Empaques Ponderosa S.A., Class B....................    845,800     638,149
 Fomento Economico Mexicano S.A. de C.V., Class B.....     79,000     556,311
 *Grupo Financiero Banorte S.A., Class B..............    296,000     421,844
 *Grupo Industrial Camesa S.A.........................  1,031,200     617,485
 Hylsamex ADR.........................................     14,500     560,023
 *Industrias CH, S.A., Series B.......................    108,000     556,168
 Sistema Argos S.A., Class B..........................    128,200     191,916
                                                                  -----------
                                                                    4,228,342
-----------------------------------------------------------------------------
NETHERLANDS (4.4%)
 Akzo Nobel N.V.......................................      5,175     912,090
 Akzo Noble N.V. ADR..................................     11,100     971,250
 Apothekers Cooperatie OPG............................      6,700     201,932
 Polynorm N.V.........................................     10,565   1,115,830
                                                                  -----------
                                                                    3,201,102
-----------------------------------------------------------------------------
NORWAY (4.2%)
 Gresvig ASA..........................................     20,210     288,006
 Nycomed Amersham plc.................................     12,511     478,710
 Nycomed ASA, Class B.................................     12,140     301,026
 SAS Norske ASA, Class B..............................     82,700   1,390,669
 *Storebrand ASA......................................     80,300     595,052
                                                                  -----------
                                                                    3,053,463
-----------------------------------------------------------------------------
PERU (0.4%)
 Telefonica del Peru S.A. ADR.........................     14,000     276,500
 Telefonica del Peru S.A., Class B....................     12,000      23,690
                                                                  -----------
                                                                      300,190
-----------------------------------------------------------------------------
PHILIPPINES (0.3%)
 *Bankard, Inc........................................  1,608,400     109,976
 *Marsman & Company, Inc., Class B....................  1,171,500      80,103
                                                                  -----------
                                                                      190,079
-----------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                           SHARES     VALUE+

-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
POLAND (0.9%)
 *Bank Handlowy W Warszawie.............................     51,000 $   685,862
-------------------------------------------------------------------------------
RUSSIA (1.4%)
 *Vimpel-Communications ADR.............................     30,450     997,238
-------------------------------------------------------------------------------
SPAIN (1.6%)
 Banco de Valencia S.A..................................     38,441     773,208
 Banco Pastor S.A.......................................      1,800     134,301
 Electricas Reunidas de Zaragoza, S.A...................      5,087     192,398
 Gas y Electricidad, S.A................................        500      34,383
                                                                    -----------
                                                                      1,134,290
-------------------------------------------------------------------------------
SWEDEN (5.1%)
 Althin Medical AB, Class B.............................     10,195     171,306
 *Enator AB.............................................     31,000     491,952
 Finnveden Invest AB, Class B...........................     16,300     358,662
 *Frontec AB, Class B...................................     21,708     192,511
 *Industrial & Financial Systems........................     92,000     585,835
 Investment AB Bure.....................................     35,100     428,294
 Marieberg Tidnings, Class A Fria.......................     29,185     778,401
 Pharmacia & Upjohn, Inc................................     22,500     714,375
                                                                    -----------
                                                                      3,721,336
-------------------------------------------------------------------------------
THAILAND (0.1%)
 Dhipaya Insurance plc..................................    100,100      58,595
-------------------------------------------------------------------------------
UNITED KINGDOM (9.2%)
 BTR plc................................................    204,940     691,831
 Glaxo Wellcome plc ADR.................................     17,730     759,066
 National Power plc.....................................     45,255     377,277
 National Westminster Bank plc..........................     83,540   1,200,916
 Premier Oil plc........................................  1,139,000     917,069
 Save Group plc.........................................    206,000     387,010
 Somerfield plc.........................................    310,140   1,006,644
 United Utilities plc...................................    111,680   1,364,715
                                                                    -----------
                                                                      6,704,528
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $62,357,432)..................             61,725,494
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                          SHARES      VALUE+

-------------------------------------------------------------------------------
PREFERRED STOCKS (4.6%)
-------------------------------------------------------------------------------
AUSTRIA (2.3%)
 *Bank Austria AG......................................      35,950 $ 1,641,634
-------------------------------------------------------------------------------
BRAZIL (2.3%)
 *Coelce, Class A...................................... 100,000,000     362,845
 Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar...............................................     800,000      15,239
 Confeccoes Guararapes S.A.............................     143,200     519,594
 Itausa Investimentos Itau S.A.........................     469,000     319,077
 Telepar...............................................     601,130     313,537
 Telerj................................................   1,600,000     152,395
                                                                    -----------
                                                                      1,682,687
-------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $3,356,030)...............               3,324,321
-------------------------------------------------------------------------------
                                                          NO. OF
                                                          RIGHTS
-------------------------------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------------------------------
BRAZIL (0.0%)
 *Telepar..............................................      18,056         --
 *Telepar (Preferred)..................................      29,335         --
 *Telerj (Preferred)...................................      62,080         --
-------------------------------------------------------------------------------
TOTAL RIGHTS (COST $0).................................                     --
-------------------------------------------------------------------------------


   The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                          FACE
                                                         AMOUNT      VALUE+

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (24.3%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.60%, dated 10/31/97, due
  11/03/97, to be repurchased at $17,653,234,
  collateralized by $16,917,548 of various U.S.
  Treasury Notes, 5.50%-8.75%, due from 05/15/00-
  06/30/02, valued at $17,654,954 (COST $17,645,000).. $17,645,000 $17,645,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (113.8%) (COST $83,358,462) (a).....              82,694,815
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-13.8%)...........             (10,056,179)
-------------------------------------------------------------------------------
NET ASSETS (100%).....................................             $72,638,636
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+   See Note A to Financial Statements.
*   Non-Income Producing Security
ADR American Depositary Receipt
GDR Global Depositary Receipt
(a) The cost for federal income tax purposes was $83,358,462. At October 31, 1997, net unrealized depreciation for all securities based on tax cost was $663,647. This consisted of aggregate gross unrealized appreciation for all securities of $5,692,949 and aggregate gross unrealized depreciation for all securities of $6,356,596.



   The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

At October 31, 1997 sector diversification of the Portfolio was as follows:

                                                            % OF
                                                            NET
SECTOR DIVERSIFICATION                                     ASSETS     VALUE
--------------------------------------------------------------------------------
Automotive................................................   2.7%  $  1,980,497
Banks.....................................................  11.2      8,126,407
Beverages, Food & Tobacco.................................   1.0        748,227
Building Materials........................................   0.3        199,976
Chemicals.................................................   1.3        912,090
Computers.................................................   1.8      1,270,298
Construction..............................................   0.2        164,497
Consumer Durables.........................................   2.0      1,484,670
Consumer Non-Durables.....................................   1.3        939,227
Electronics...............................................   1.0        761,095
Financial Services........................................   3.9      2,795,720
Food......................................................   3.0      2,181,782
Holding Company...........................................   1.6      1,150,665
Industrial................................................   1.6      1,173,653
Insurance.................................................   5.9      4,282,632
Lodging & Restaurants.....................................   0.7        475,973
Manufacturing.............................................   4.2      3,055,367
Metals....................................................   0.5        358,662
Multi-Industry............................................   4.2      3,039,111
Natural Resources.........................................   0.8        560,023
Oil & Gas.................................................   3.3      2,389,069
Paper & Packaging.........................................   2.4      1,748,551
Pharmaceuticals...........................................   5.2      3,745,779
Print and Publishing......................................   1.1        778,402
Real Estate...............................................   2.9      2,134,768
Real Estate Investment Trusts.............................   0.5        398,189
Repurchase Agreement......................................  24.3     17,645,000
Retail....................................................   3.4      2,492,673
Technology................................................   0.2        154,429
Telecommunications........................................  10.1      7,339,540
Textiles & Apparel........................................   0.8        601,250
Transportation............................................   2.5      1,848,756
Utilities.................................................   7.9      5,757,837
                                                           -----   ------------
Total Investments......................................... 113.8%  $ 82,694,815
Other Assets and Liabilities.............................. (13.8)   (10,056,179)
                                                           -----   ------------
Net Assets................................................ 100.0%  $ 72,638,636
                                                           =====   ============



   The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments (including repurchase agreement), at Cost............ $83,358,462
                                                                   ===========
 Investments, at Value............................................ $65,049,815
 Repurchase Agreement, at Value...................................  17,645,000
 Cash.............................................................         710
 Dividends Receivable.............................................      88,002
 Receivable for Investments Sold..................................     130,504
 Foreign Withholding Tax Reclaim Receivable.......................      31,855
 Interest Receivable..............................................       2,745
 Other Assets.....................................................      10,996
-------------------------------------------------------------------------------
  Total Assets....................................................  82,959,627
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased................................  10,203,329
 Payable for Investment Advisory Fees--Note B.....................      52,680
 Payable for Administrative Fees--Note C..........................       6,055
 Payable for Trustees' Fees--Note G...............................         547
 Other Liabilities................................................      58,380
-------------------------------------------------------------------------------
  Total Liabilities...............................................  10,320,991
-------------------------------------------------------------------------------
NET ASSETS........................................................ $72,638,636
===============================================================================
NET ASSETS CONSIST OF:
 Paid in Capital.................................................. $72,198,677
 Undistributed Net Investment Income..............................     130,172
 Accumulated Net Realized Gain....................................     999,089
 Unrealized Depreciation..........................................    (689,302)
-------------------------------------------------------------------------------
NET ASSETS........................................................ $72,638,636
===============================================================================
INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)..........................................................   6,879,061
 Net Asset Value, Offering and Redemption Price Per Share......... $     10.56
===============================================================================

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended October 31,1997 (Unaudited)

----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.................................................            $  576,073
 Interest..................................................               151,701
 Less Foreign Taxes Withheld...............................               (61,685)
----------------------------------------------------------------------------------
  Total Income.............................................               666,089
----------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees...............................................  $277,585
  Less: Fees Waived........................................       (48)    277,537
                                                             --------
 Administrative Fees--Note C...............................                40,541
 Custodian Fees--Note D....................................                24,037
 Printing Fees.............................................                16,388
 Filing and Registration Fees..............................                10,948
 Audit Fees................................................                 6,104
 Trustees' Fees--Note G....................................                 1,406
 Account Services Fees--Note F.............................                   387
 Other Expenses............................................                18,405
----------------------------------------------------------------------------------
  Total Expenses...........................................               395,753
 Expense Offset--Note A....................................                   --
----------------------------------------------------------------------------------
  Net Expenses.............................................               395,753
----------------------------------------------------------------------------------
NET INVESTMENT INCOME......................................               270,336
----------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
  Investments..............................................             1,051,805
  Foreign Currency Transactions............................               (32,208)
----------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS..............................................             1,019,597
----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments..............................................              (564,157)
  Foreign Currency Translations............................               (25,101)
----------------------------------------------------------------------------------
TOTAL NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION...              (589,258)
----------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY...............               430,339
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......            $  700,675
==================================================================================

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED     JANUARY 2,
                                                       OCTOBER 31,   1997* TO
                                                          1997       APRIL 30,
                                                       (UNAUDITED)     1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................ $   270,336  $   218,770
 Net Realized Gain (Loss).............................   1,019,597      (45,962)
 Net Change in Unrealized Appreciation/Depreciation...    (589,258)    (100,044)
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Opera-
   tions..............................................     700,675       72,764
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income................................    (333,480)         --
 Net Realized Gain....................................         --           --
--------------------------------------------------------------------------------
  Total Distributions.................................    (333,480)         --
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued...............................................  37,740,063   35,936,680
 In Lieu of Cash Distributions........................     276,947          --
 Redeemed.............................................  (1,578,359)    (176,654)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions........  36,438,651   35,760,026
--------------------------------------------------------------------------------
 Total Increase.......................................  36,805,846   35,832,790
Net Assets:
 Beginning of Period..................................  35,832,790          --
--------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $130,172 and $193,316, respectively)...... $72,638,636  $35,832,790
================================================================================
(1)Shares Issued and Redeemed:
  Shares Issued.......................................   3,472,955    3,542,188
  In Lieu of Cash Distributions.......................      24,244          --
  Shares Redeemed.....................................    (142,740)     (17,586)
--------------------------------------------------------------------------------
                                                         3,354,459    3,524,602
================================================================================

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

JACOBS INTERNATIONAL OCTAGON PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS
                                                        ENDED      JANUARY 2,
                                                     OCTOBER 31,   1997* TO,
                                                        1997       APRIL 30,
                                                     (UNAUDITED)      1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD................   $ 10.17      $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income..............................      0.03         0.06
 Net Realized and Unrealized Gain on Investments....      0.43         0.11++
-------------------------------------------------------------------------------
  Total from Investment Operations..................      0.46         0.17
-------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income..............................     (0.07)         --
 Net Realized Gain..................................       --           --
-------------------------------------------------------------------------------
  Total Distributions...............................     (0.07)         --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......................   $ 10.56      $ 10.17
===============================================================================
TOTAL RETURN+.......................................      4.47%***     1.70%***
===============================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)...............   $72,639      $35,833
Ratio of Expenses to Average Net Assets.............      1.42%**      1.75%**
Ratio of Net Investment Income to Average Net As-
 sets...............................................      0.97%**      3.67%**
Portfolio Turnover Rate.............................        16%           7%
Average Commission Rate.............................   $0.0013      $0.0037
-------------------------------------------------------------------------------
Voluntarily Waived Fees and Expenses Assumed by the
 Adviser Per Share..................................   $   -- #     $  0.01
Ratio of Expenses to Average Net Assets Including
 Expense Offsets....................................      1.42%**      1.75%**
-------------------------------------------------------------------------------

*   Commencement of Operations
**  Annualized
*** Not Annualized
#   Amount is less than $0.01 per share.
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.
++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

   The accompanying notes are an integral part of the financial statements.

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Jacobs International Octagon Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Jacobs International Octagon Portfolio is to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Quotations of foreign securities and other assets in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

  The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income or gains are earned.

  3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO

  4. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gain and loss on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

  5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gain or loss when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  6. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

  Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

  7. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO

B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Jacobs Asset Management (the "Adviser") provides investment advisory services to the Portfolio at a monthly fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.75% of average daily net assets. United Asset Management Corporation ("UAM") is a limited partner of the Adviser.

C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the six months ended October 31, 1997, $29,393 was paid to CGFSC for its services.

D. CUSTODIAN: The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

F. ACCOUNT SERVICES: The UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and reimbursement of expenses incurred in attending Trustee meetings.

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO

H. PURCHASES AND SALES: For the six months ended October 31, 1997, the Portfolio made purchases of $41,007,350 and sales of $8,168,453 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1997, the Portfolio had no borrowings under the agreement.

J. OTHER: At October 31, 1997, 48.4% of total shares outstanding were held by 3 record shareholders owning more than 10% of the aggregate total shares outstanding.

At October 31, 1997, the net assets of the Portfolio were substantially comprised of foreign denominated securities. Changes in currency exchange rates will affect the value of and investment income from such securities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

--------------------------------------------------------------------------------

                                   UAM FUNDS
                                 TJ CORE EQUITY
                                   PORTFOLIO

--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer                            Peter M. Whitman, Jr.
Trustee, President                          Trustee
and Chairman
                                            William H. Park
John T. Bennett, Jr.                        Vice President
Trustee
                                            Michael E. DeFao
Nancy J. Dunn                               Secretary
Trustee
                                            Karl O. Hartmann
Philip D. English                           Assistant Secretary
Trustee
                                            Gary L. French
William A. Humenuk                          Treasurer
Trustee
                                            Robert R. Flaherty
Charles H. Salisbury, Jr.                   Assistant Treasurer
Trustee and Executive
Vice President                              Gordon M. Shone
                                            Assistant Treasurer
--------------------------------------------------------------------------------

INVESTMENT ADVISER
 Tom Johnson Investment Management, Inc.
 211 North Robinson, Suite 450
 Oklahoma City, OK 73102

--------------------------------------------------------------------------------

ADMINISTRATOR
 UAM Fund Services, Inc.
 211 Congress Street Boston, MA 02110

--------------------------------------------------------------------------------

CUSTODIAN
 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245

--------------------------------------------------------------------------------

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young LLP
 2600 One Commerce Square Philadelphia, PA 19103

--------------------------------------------------------------------------------

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

--------------------------------------------------------------------------------

DISTRIBUTOR
 UAM Fund Distributors, Inc.
 211 Congress Street Boston, MA 02110

--------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------


                       [LOGO OF UAM FUNDS APPEARS HERE]

                                   TJ CORE
                                    EQUITY
                                   PORTFOLIO

--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1997

Dear Fellow Shareholders:

  The equity markets experienced a strong bull market and a 10% correction for the six month period ended October 31, 1997. As has been the pattern since the crash of 1987, every 10% decline in the market is followed by a bargain-hunting session of individual investors who don't want to miss the bull market. Unlike ten years ago when the market crashed and institutions didn't know if individuals would run for the exits, this time it was pretty clear that individuals were running, for the entrances. The Dow Jones Industrial Average and the S&P 500 Index posted gains of 7.12% and 15.16%, respectively, while the TJ Core Equity Portfolio produced gains of 15.17%.

  Market valuation levels continue to be stretched above and beyond historical ranges, and assume that companies will continue to show good earnings comparisons even as sales slow and internal expenses rise. As has been written in the past, the Portfolio has been structured defensively to do better in a choppier environment than one in which there is only smooth sailing. As a result, the Portfolio's increasingly defensive portfolio outperformed the broader market indices for the six months ended October 31, 1997.

  The fiscal quarter ended October 31, 1997 showed more signs of increasing volatility in the domestic equity and international markets and only a muted response from the fixed income markets. The fixed income markets continue to watch Federal Reserve Chairman Greenspan react to a strong economy with no consumer inflation by doing nothing. Greenspan frets about wages rising but also fears a tightening since the Southeast Asian countries' financial markets are in a state of chaos and gold prices continue to decline to $300/oz.--both highly deflationary indicators. Hence, Greenspan turns his attention to the equity markets and worries that they are too exuberant. The markets are slightly less exuberant after their fearful downdraft brought to us in living color by CNBC with fears of a market meltdown. For the quarter ended October 31, 1997, the TJ Core Equity Portfolio outperformed the S&P 500 Index with a decline of only 0.48% versus a decline of 3.75% in the S&P 500 and 9.09% in the Dow Jones Industrial Average.

  The Adviser has taken advantage of the increasing volatility and used this opportunity to cut back some of the Portfolio's positions that had a substantial move, eliminate positions we received in spin-offs and reinvest the proceeds to increase current holdings or purchase new positions in more attractively valued stocks. During the six months ended October 31, 1997, the Portfolio reduced positions in USX-U.S. Steel Group, Ford Motor, Cooper Industries, Union Camp, AT&T, Southwest Airlines, ITT Industries, H&R Block, and Waste Management. The Portfolio eliminated spin-off holdings in Cognizant, ACNielsen, and NCR Corporation. The proceeds from these sales were used to purchase new positions in Allergan, Jostens, Raytheon, Limited, Union Pacific, Johnson & Johnson, American Home Products, AMP, Boeing, and McDonald's.

  The recent volatility in stock prices is expected to continue as momentum investors jump from one market segment to another in search of the level of performance enjoyed in recent years. In our view, returns similar to the recent year's outstanding gains are not likely, as the economic outlook becomes more uncertain and earnings advances become more difficult to maintain. As a result, the Adviser will continue to emphasize the defensive posture of the TJ Core Equity Portfolio and will use instances of increasing volatility as opportunities to accumulate undervalued companies with favorable long-term prospects.

TOM JOHNSON INVESTMENT MANAGEMENT, INC.

                     DEFINITION OF THE COMPARATIVE INDICES
                     -------------------------------------

The Dow Jones Industrial Average Index is a price weighted average of 30 blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange.

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Comparisons of performance assume reinvestment of dividends.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please note that one cannot invest in an unmanaged index.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1997 (Unaudited)

                                                               SHARES  VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS (94.8%)
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE (3.6%)
 Boeing Co.................................................... 1,000  $  47,875
 Raytheon Co.................................................. 4,700    254,975
                                                                      ---------
                                                                        302,850
-------------------------------------------------------------------------------
AUTOMOTIVE (1.3%)
 Ford Motor Co. .............................................. 2,500    109,219
-------------------------------------------------------------------------------
BANKS (5.0%)
 First Union Corp. ........................................... 4,500    220,781
 NationsBank Corp. ........................................... 3,400    203,575
                                                                      ---------
                                                                        424,356
-------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO (5.8%)
 Anheuser-Busch Cos., Inc. ................................... 4,000    159,750
 Heinz (H.J.) Co. ............................................ 2,500    116,094
 Sara Lee Corp. .............................................. 4,200    214,725
                                                                      ---------
                                                                        490,569
-------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (5.2%)
 Dun & Bradstreet Corp. ...................................... 8,700    248,494
 Gannett Co. ................................................. 2,000    105,125
 McGraw-Hill Cos., Inc. ...................................... 1,400     91,525
                                                                      ---------
                                                                        445,144
-------------------------------------------------------------------------------
BUILDING MATERIALS (3.0%)
 Foster Wheeler Corp. ........................................ 7,700    252,656
-------------------------------------------------------------------------------
CHEMICALS (3.0%)
 Mallinckrodt, Inc. .......................................... 6,800    255,000
-------------------------------------------------------------------------------
CONSUMER DURABLES (2.1%)
 Jostens, Inc. ............................................... 7,500    174,844
-------------------------------------------------------------------------------
CONSUMER NON-DURABLES (1.6%)
 AMP, Inc. ................................................... 3,100    139,500
-------------------------------------------------------------------------------
ELECTRONICS (1.3%)
 General Electric Co. ........................................ 1,700    109,756
-------------------------------------------------------------------------------
ENERGY (7.1%)
 Amoco Corp. ................................................. 2,200    201,712
 Coastal Corp. ............................................... 1,500     90,188
 Halliburton Co. ............................................. 2,400    143,100
 Mobil Corp. ................................................. 2,300    167,469
                                                                      ---------
                                                                        602,469
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                               SHARES  VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
FINANCIAL SERVICES (7.3%)
 American Express Co. ........................................ 2,000  $ 156,000
 Block, H&R Inc. ............................................. 5,800    214,600
 Fannie Mae................................................... 4,000    193,750
 Lehman Brothers Holdings, Inc. .............................. 1,200     56,475
                                                                      ---------
                                                                        620,825
-------------------------------------------------------------------------------
HEALTH CARE (4.3%)
 Columbia/HCA Healthcare Corp. ............................... 7,000    197,750
 United Healthcare Corp. ..................................... 3,700    171,356
                                                                      ---------
                                                                        369,106
-------------------------------------------------------------------------------
HOLDING COMPANY (2.0%)
 Textron, Inc. ............................................... 2,900    167,656
-------------------------------------------------------------------------------
INDUSTRIAL (2.9%)
 Cooper Industries, Inc. ..................................... 4,700    244,987
-------------------------------------------------------------------------------
INSURANCE (1.2%)
 Hartford Financial Services Group Inc. ...................... 1,200     97,200
-------------------------------------------------------------------------------
LODGING & RESTAURANTS (0.5%)
 McDonald's Corp. ............................................ 1,000     44,812
-------------------------------------------------------------------------------
MANUFACTURING (4.2%)
 ITT Industries, Inc. ........................................ 7,200    227,250
 Tyco International Ltd. ..................................... 3,400    128,350
                                                                      ---------
                                                                        355,600
-------------------------------------------------------------------------------
METALS (0.6%)
 USX-U.S. Steel Group, Inc. .................................. 1,500     51,000
-------------------------------------------------------------------------------
OFFICE EQUIPMENT (0.9%)
 Pitney Bowes, Inc. .......................................... 1,000     79,313
-------------------------------------------------------------------------------
PAPER & PACKAGING (0.5%)
 Union Camp Corp. ............................................   800     43,350
-------------------------------------------------------------------------------
PHARMACEUTICALS (7.1%)
 Allergan, Inc. .............................................. 6,700    220,681
 American Home Products Corp. ................................   600     44,475
 Bristol-Myers Squibb Co. .................................... 1,000     87,750
 Johnson & Johnson............................................ 2,800    160,650
 Merck & Co., Inc. ........................................... 1,000     89,250
                                                                      ---------
                                                                        602,806
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
October 31, 1997 (Unaudited)

                                                            SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
RETAIL (4.7%)
 Limited, Inc. ...........................................    8,000 $  188,500
 Wal-Mart Stores, Inc. ...................................    6,000    210,750
                                                                    ----------
                                                                       399,250
-------------------------------------------------------------------------------
SERVICES (1.5%)
 Waste Management, Inc. ..................................    5,400    126,225
-------------------------------------------------------------------------------
TECHNOLOGY (9.2%)
 Avnet, Inc. .............................................    4,800    302,100
 *Compaq Computer Corp. ..................................    3,250    207,188
 International Business Machines Corp. ...................    2,800    274,575
                                                                    ----------
                                                                       783,863
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.9%)
 Lucent Technologies, Inc. ...............................    2,000    164,875
-------------------------------------------------------------------------------
TRANSPORTATION (3.8%)
 Southwest Airlines Co. ..................................    6,200    202,275
 Union Pacific Corp. .....................................    2,000    122,500
                                                                    ----------
                                                                       324,775
-------------------------------------------------------------------------------
UTILITIES (3.2%)
 AT&T Corp. ..............................................    5,600    274,050
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $7,117,871).....................           8,056,056
-------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (5.5%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.60%, dated 10/31/97, due
  11/03/97, to be repurchased at $468,218, collateralized
  by $448,706 of various U.S. Treasury Notes, 5.50%-8.75%,
  due from 05/15/00-06/30/02, valued at $468,264
  (COST $468,000)......................................... $468,000    468,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%) (COST $7,585,871) (a)..........           8,524,056
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) (-0.3%)................             (25,484)
-------------------------------------------------------------------------------
NET ASSETS (100%).........................................          $8,498,572
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +  See Note A to Financial Statements.
 *  Non-Income Producing Security
(a) The cost for federal income tax purposes was $7,585,871. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $938,185. This consisted of aggregate gross unrealized appreciation for all securities of $1,170,363 and aggregate gross unrealized depreciation for all securities of $232,178.

   The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997 (Unaudited)

-------------------------------------------------------------------------------
ASSETS
 Investments, at Cost............................................... $7,585,871
                                                                     ==========
 Investments, at Value.............................................. $8,524,056
 Cash...............................................................        255
 Receivable for Portfolio Shares Sold...............................      5,056
 Receivable due from Investment Adviser--Note B.....................      6,732
 Dividends Receivable...............................................      6,968
 Other Assets.......................................................        253
-------------------------------------------------------------------------------
  Total Assets......................................................  8,543,320
-------------------------------------------------------------------------------
LIABILITIES
 Payable for Investments Purchased..................................     28,749
 Payable for Distribution and Service Fees--Note E..................      2,357
 Payable for Portfolio Shares Redeemed..............................        120
 Payable for Trustees' Fees--Note G.................................        594
 Other Liabilities..................................................     12,928
-------------------------------------------------------------------------------
  Total Liabilities.................................................     44,748
-------------------------------------------------------------------------------
NET ASSETS.......................................................... $8,498,572
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in Capital.................................................... $7,381,671
 Undistributed Net Investment Income................................      2,356
 Accumulated Net Realized Gain......................................    176,360
 Unrealized Appreciation............................................    938,185
-------------------------------------------------------------------------------
NET ASSETS.......................................................... $8,498,572
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
 Shares Issued and Outstanding (Unlimited authorization, no par val-
  ue)...............................................................    567,841
 Net Asset Value, Offering and Redemption Price Per Share........... $    14.97
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 1997 (Unaudited)

----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends...................................................            $ 49,884
 Interest....................................................              22,514
----------------------------------------------------------------------------------
  Total Income...............................................              72,398
----------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fees.................................................  $ 25,190
  Less: Fees Waived..........................................   (25,190)      --
                                                               --------
 Administrative Fees--Note C.................................              30,135
 Printing Fees...............................................              17,105
 Distribution and Service Fees--Note E.......................               8,397
 Audit Fees..................................................               5,957
 Registration and Filing Fees................................               4,854
 Account Services Fees--Note F...............................               3,546
 Custodian Fees--Note D......................................               1,189
 Trustees' Fees--Note G......................................               1,181
 Other Expenses..............................................               1,322
 Expenses Assumed by the Adviser--Note B.....................             (31,523)
----------------------------------------------------------------------------------
  Total Expenses.............................................              42,163
 Expense Offset--Note A......................................                 --
----------------------------------------------------------------------------------
  Net Expenses...............................................              42,163
----------------------------------------------------------------------------------
NET INVESTMENT INCOME........................................              30,235
----------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS.............................             129,132
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF INVEST-
 MENTS.......................................................             536,103
----------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS......................................             665,235
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........            $695,470
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED        YEAR
                                                        OCTOBER 31,    ENDED
                                                           1997      APRIL 30,
                                                        (UNAUDITED)     1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income................................. $   30,235   $   20,486
 Net Realized Gain.....................................    129,132       60,890
 Net Change in Unrealized Appreciation/Depreciation....    536,103      317,028
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations.    695,470      398,404
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.................................    (30,346)     (18,293)
 Net Realized Gain.....................................        --       (16,792)
--------------------------------------------------------------------------------
  Total Distributions..................................    (30,346)     (35,085)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued................................................  5,898,240    1,596,878
 In Lieu of Cash Distributions.........................     28,431       35,048
 Redeemed..............................................   (981,581)    (130,217)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.........  4,945,090    1,501,709
--------------------------------------------------------------------------------
 Total Increase........................................  5,610,214    1,865,028
Net Assets:
 Beginning of Period...................................  2,888,358    1,023,330
--------------------------------------------------------------------------------
 End of Period (including undistributed net investment
  income of $2,356 and $2,467, respectively)........... $8,498,572   $2,888,358
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued........................................    410,163      136,745
  In Lieu of Cash Distributions........................      1,853        3,000
  Shares Redeemed......................................    (65,467)     (11,047)
--------------------------------------------------------------------------------
                                                           346,549      128,698
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS      YEAR    SEPTEMBER 28,
                                            ENDED         ENDED     1995* TO
                                       OCTOBER 31, 1997 APRIL 30,   APRIL 30,
                                         (UNAUDITED)      1997        1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.      $ 13.05       $ 11.05     $ 10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income...............         0.05          0.12        0.06
 Net Realized and Unrealized Gain on
  Investments........................         1.93          2.08        1.05
--------------------------------------------------------------------------------
  Total from Investment Operations...         1.98          2.20        1.11
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income...............        (0.06)        (0.11)      (0.06)
 Net Realized Gain...................          --          (0.09)        --
--------------------------------------------------------------------------------
  Total Distributions................        (0.06)        (0.20)      (0.06)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......      $ 14.97       $ 13.05     $ 11.05
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN+........................        15.17%***     20.14%      11.13%***
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period
  (Thousands)........................      $ 8,499       $ 2,888     $ 1,023
 Ratio of Expenses to Average Net
  Assets.............................         1.25%**       1.26%       1.38%**
 Ratio of Net Investment Income to
  Average Net Assets.................         0.90%**       1.07%       1.06%**
 Portfolio Turnover Rate.............           15%           27%         17%
 Average Commission Rate.............      $0.0600       $0.0600     $0.0600
--------------------------------------------------------------------------------
Voluntarily Waived Fees and Expenses
 Assumed by the Adviser Per Share....      $  0.10       $  0.60     $  0.74
Ratio of Expenses to Average Net As-
 sets Including Expense Offsets......         1.25%**       1.25%       1.25%**
--------------------------------------------------------------------------------

  * Commencement of Operations
 ** Annualized
*** Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

    The accompanying notes are an integral part of the financial statements.

                           TJ CORE EQUITY PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The TJ Core Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1997, the UAM Funds were comprised of forty-two active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the TJ Core Equity Portfolio is to provide maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the bid price on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the current bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

                           TJ CORE EQUITY PORTFOLIO

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio have been increased to include expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Tom Johnson Investment Management, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a monthly fee calculated at an annual rate of 0.75% of average daily net assets for the month. Through January 1, 1999, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% of average daily net assets.

  C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000. In addition, the Administrator receives a Portfolio-specific monthly fee at an annual rate of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator pays CGFSC a monthly fee. For the six months ended October 31, 1997, $28,791 was paid to CGFSC for its services.

  D. CUSTODIAN: The Chase Manhattan Bank (the "Bank"), an affiliate of CGFSC, is custodian for the Portfolio's assets held in accordance with the custodian agreement.

                           TJ CORE EQUITY PORTFOLIO

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Porfolio has adopted Distribution and Service Plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio is not currently making payments for distribution fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of shares owned by clients of the Service Agents.

  F. ACCOUNT SERVICES: The UAM Funds entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. ("Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

  G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Trustee meetings.

  H. PURCHASES AND SALES: For the six months ended October 31, 1997, the Portfolio made purchases of $5,470,659 and sales of $851,891 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  I. LINE OF CREDIT: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1997, the Portfolio had no borrowings under the agreement.

  J. OTHER: At October 31, 1997, 62.5% of total shares outstanding were held by 3 record shareholders owning more than 10% of the aggregate total shares outstanding.